UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

HSBC INVESTOR GROWTH FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

Value ($)

Affiliated Portfolio— 99.8%
HSBC Investor Growth Portfolio	76,889,081

TOTAL INVESTMENT SECURITIES — 99.8%	76,889,081

Percentages indicated are based on net assets of $77,078,627.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

Value ($)

Affiliated Portfolio— 100.0%
HSBC Investor Opportunity Portfolio	13,951,935

TOTAL INVESTMENT SECURITIES — 100.0%	13,951,935

Percentages indicated are based on net assets of $13,951,221.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

Value ($)

Affiliated Portfolio— 99.4%
HSBC Investor International Equity Portfolio	5,810,560

TOTAL INVESTMENT SECURITIES — 99.4%	5,810,560

Percentages indicated are based on net assets of $5,843,380.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

Value ($)

Affiliated Portfolio— 100.0%
HSBC Investor Value Portfolio	31,553,400

TOTAL INVESTMENT SECURITIES — 100.0%	31,553,400

Percentages indicated are based on net assets of $31,546,789.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 91.8%
New York – 90.4%
Albany IDA Civic Facility Revenue, Series A, 0.07%, 8/7/11, (LOC TD Bank N.A.)(a)	5,975,000	5,975,000
Albany IDA Civic Facility Revenue, Series A, 0.07%, 8/7/11, (LOC TD Banknorth N.A.)(a)	4,100,000	4,100,000
Albany IDA Housing Revenue Department of Public Work, 0.19%, 8/7/11, AMT, (Credit Support FNMA)(a)	1,000,000	1,000,000
Buffalo Municipal Water Finance Authority Water Systems Revenue, 0.06%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	4,900,000	4,900,000
Dutchess County IDA Civic Facility Revenue, Series A, 0.05%, 8/7/11, (LOC TD Bank N.A.)(a)	4,800,000	4,800,000
Long Island Power Authority Electrical Systems Revenue, Series 2, Sub-series 2-B, 0.35%, 8/1/11, (LOC Bayerische Landesbank)(a)	2,200,000	2,200,000
Long Island Power Authority Electrical Systems Revenue, Sub- series 1-B, 0.19%, 8/1/11, (LOC State Street Bank & Trust Co.)(a)	11,900,000	11,900,000
Metropolitan Transportation Authority Revenue, Sub-series B-1, 0.05%, 8/7/11, (LOC Scotiabank)(a)	6,900,000	6,900,000
Metropolitan Transportation Authority Revenue, Sub-series B-2, 0.07%, 8/7/11, (LOC BNP Paribas)(a)	6,365,000	6,365,000
Metropolitan Transportation Authority Revenue, Sub-series B-3, 0.05%, 8/7/11, (LOC Lloyds TSB Bank plc)(a)	2,900,000	2,900,000
Monroe County IDA Civic Facility Revenue, 0.06%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	4,870,000	4,870,000
Monroe County IDA Civic Facility Revenue, 0.06%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	3,700,000	3,700,000
Monroe County IDA Civic Facility Revenue, 0.13%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	1,000,000	1,000,000
Monroe County IDA Civic Facility Revenue, 0.08%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	2,200,000	2,200,000
Monroe County IDA Civic Facility Revenue, 0.13%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	1,700,000	1,700,000
Nassau County IDA Civic Facility Revenue, 0.59%, 8/7/11, AMT, (LOC Fleet Bank N.A.)(a)(b)	1,310,000	1,310,000
New York City Capital Resources Corp. Revenue, Series B1, 0.13%, 8/7/11, (LOC Bank of America N.A.)(a)	2,000,000	2,000,000
New York City GO, 0.06%, 8/7/11, (LOC Royal Bank of Scotland)(a)	4,000,000	4,000,000
New York City GO, 0.04%, 8/7/11, (LOC Bank of New York)(a)	5,000,000	5,000,000
New York City GO, Series I, Sub- series I-6, 0.30%, 8/1/11, (LOC California State Teacher’s Retirement System)(a)	3,300,000	3,300,000
New York City GO, Sub-series C-4, 0.16%, 8/7/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.)(a)	5,000,000	5,000,000
New York City GO, Sub-series D-4, 0.06%, 8/7/11, (SPA Calyon Bank)(a)	5,000,000	5,000,000
New York City GO, Sub-series F-4- A, 0.08%, 8/7/11, (LOC Sumitomo Mitsui Banking Corp.)(a)	5,000,000	5,000,000
New York City GO, Sub-series G-4, 0.03%, 8/7/11, (LIQ FAC Barclays Bank plc)(a)	2,000,000	2,000,000
New York City GO, Sub-series H-4, 0.24%, 8/1/11, (LOC Bank of New York)(a)	10,000,000	10,000,000
New York City GO, Sub-series J-5, 1.30%, 8/1/11, (SPA Dexia Credit Local)(a)	7,000,000	7,000,000
New York City GO, Sub-series L-4, 0.16%, 8/1/11, (LOC U.S. Bank N.A.)(a)	10,000,000	10,000,000
New York City GO, Sub-series L-6, 0.19%, 8/1/11, (LOC Wells Fargo Bank N.A.)(a)	3,200,000	3,200,000
New York City Health & Hospital Corp. Revenue, Series B, 0.05%, 8/7/11, (Credit Support GO of Corp., LOC TD Bank N.A.)(a)	5,000,000	5,000,000
New York City Health & Hospital Corp. Revenue, Series C, 0.05%, 8/7/11, (Credit Support GO of Corp., LOC TD Bank N.A.)(a)	2,000,000	2,000,000
New York City Health & Hospital Corp. Revenue, Series D, 0.08%, 8/7/11, (Credit Support GO of Corp., LOC JPMorgan Chase & Co.)(a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.15%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(a)	1,600,000	1,600,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.17%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(a)	1,500,000	1,500,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.17%, 8/7/11, (Credit Support FHLMC)(a)	1,135,000	1,135,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.18%, 8/7/11, AMT, (Credit Support FNMA, LIQ FAC FNMA)(a)	1,000,000	1,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.17%, 8/7/11, (Credit Support FNMA)(a)	3,000,000	3,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.05%, 8/7/11, (Credit Support FHLMC, LIQ FAC FHLMC)(a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.05%, 8/7/11, AMT, (Credit Support FNMA, LIQ FAC FNMA)(a)	3,000,000	3,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.05%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.09%, 8/7/11, (LOC Citibank N.A.)(a)	3,000,000	3,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.10%, 8/7/11, AMT, (LOC Citibank N.A.)(a)	4,900,000	4,900,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.10%, 8/7/11, AMT, (LOC Citibank N.A.)(a)	1,500,000	1,500,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.10%, 8/7/11, AMT, (LOC Citibank N.A.)(a)	500,000	500,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.18%, 8/7/11, AMT, (LOC Citibank N.A.)(a)	10,000,000	10,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.19%, 8/7/11, AMT, (LOC Citibank N.A.)(a)	1,000,000	1,000,000
New York City Housing Development Corp. Multi-family Rental Housing Revenue, Series A, 0.20%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(a)	6,100,000	6,100,000
New York City IDA Civic Facility Revenue, 0.11%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	4,275,000	4,275,000
New York City IDA Special Facility Revenue, Series B, 0.09%, 8/7/11, (LOC Bank of America N.A.)(a)	8,000,000	8,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA-1, 0.30%, 8/1/11(a)	7,490,000	7,490,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA-2, 1.40%, 8/1/11, (SPA Dexia Credit Local)(a)	10,000,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C, 1.40%, 8/1/11, (SPA Dexia Credit Local)(a)	4,100,000	4,100,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC, 0.03%, 8/7/11, (SPA Barclays Bank plc)(a)	7,000,000	7,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD-1, 0.20%, 8/1/11, (SPA TD Bank N.A.)(a)	5,000,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD-3A, 0.15%, 8/1/11, (SPA U.S. Bank N.A.)(a)	5,000,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD-3B, 0.18%, 8/1/11, (SPA California State Teacher’s Retirement System)(a)	5,000,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B-2, 0.05%, 8/7/11, (SPA Lloyds TSB Bank plc)(a)	7,340,000	7,340,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B-4, 0.05%, 8/7/11, (SPA BNP Paribas)(a)	2,000,000	2,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-B, 0.19%, 8/1/11, (SPA Wells Fargo Bank N.A.)(a)	9,950,000	9,950,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-F, 0.19%, 8/1/11, (SPA Royal Bank of Canada)(a)	4,270,000	4,270,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-G, 0.05%, 8/7/11, (SPA Bank of New York)(a)	8,000,000	8,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-H, 0.22%, 8/1/11, (SPA Royal Bank of Canada)(a)	1,000,000	1,000,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York City Transitional Finance Authority Revenue, Series A2, 0.03%, 8/7/11, (SPA Bank of Nova Scotia)(a)	6,100,000	6,100,000
New York City Transitional Finance Authority Revenue, Sub-series 2- D, 0.05%, 8/7/11, (LIQ FAC Lloyds TSB Bank plc)(a)	8,000,000	8,000,000
New York City Transitional Finance Authority Revenue, Sub-series 2-F, 0.23%, 8/1/11, (LIQ FAC Bayerische Landesbank)(a)	5,000,000	5,000,000
New York City Transitional Finance Authority Revenue, Sub-series C-2, 0.19%, 8/1/11, (SPA Landesbank Hessen-Thuringen)(a)	7,800,000	7,800,000
New York City Trust for Cultural Resources Revenue, 0.06%, 8/7/11, (LOC Wells Fargo Bank N.A.)(a)	8,800,000	8,800,000
New York City Trust for Cultural Resources Revenue, 0.06%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	4,800,000	4,800,000
New York City Trust for Cultural Resources Revenue, Series A1, 0.25%, 8/1/11, (LOC Bank of America N.A.)(a)	6,300,000	6,300,000
New York City Trust for Cultural Resources Revenue, Series B-1, 0.05%, 8/7/11, (LOC U.S. Bank N.A.)(a)	9,950,000	9,950,000
New York State Dormitory Authority Revenue, Series D, 0.07%, 8/7/11, (Credit Support XLCA, LOC TD Bank N.A.)(a)	4,550,000	4,550,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.06%, 8/7/11, (LOC TD Bank N.A.)(a)	4,500,000	4,500,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.07%, 8/7/11, (Credit Support XLCA, LOC TD Banknorth N.A.)(a)	1,850,000	1,850,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.07%, 8/7/11, (LOC TD Banknorth N.A.)(a)	3,800,000	3,800,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.15%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(a)	7,400,000	7,400,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.16%, 8/7/11, (LOC Bayerische Landesbank)(a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B-1, 0.05%, 8/7/11, (LOC Bank of America N.A.)(a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.06%, 8/7/11, AMT, (LOC Mizuho Corporate Bank)(a)	1,000,000	1,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.08%, 8/7/11, AMT, (LOC Mizuho Corporate Bank)(a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, Series C2, 0.08%, 8/7/11, AMT, (LOC Mizuho Corporate Bank)(a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, Sub-series A-1, 0.06%, 8/7/11, (LOC Mizuho Corporate Bank)(a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, Sub-series A-3, 0.05%, 8/7/11, (LOC Wells Fargo Bank N.A.)(a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, 0.05%, 8/7/11, (Credit Support FNMA)(a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.11%, 8/7/11, AMT, (Credit Support FNMA)(a)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue, 0.11%, 8/7/11, AMT, (Credit Support FNMA, LOC FNMA)(a)	5,200,000	5,200,000
New York State Housing Finance Agency Revenue, 0.15%, 8/7/11, (LOC Landesbank Hessen- Thuringen)(a)	800,000	800,000
New York State Housing Finance Agency Revenue, Series A, 0.04%, 8/7/11, (LOC Wells Fargo Bank N.A.)(a)	9,200,000	9,200,000
New York State Housing Finance Agency Revenue, Series A, 0.05%, 8/7/11, (Credit Support FNMA)(a)	1,400,000	1,400,000
New York State Housing Finance Agency Revenue, Series A, 0.05%, 8/7/11, (Credit Support FHLMC, LIQ FAC FHLMC)(a)	2,500,000	2,500,000
New York State Housing Finance Agency Revenue, Series A, 0.06%, 8/7/11, (LOC Bank of New York)(a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, Series A, 0.07%, 8/7/11, AMT, (Credit Support FNMA)(a)	1,600,000	1,600,000
New York State Housing Finance Agency Revenue, Series A, 0.12%, 8/7/11, AMT, (LOC Citibank N.A.)(a)	4,900,000	4,900,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York State Housing Finance Agency Revenue, Series A, 0.18%, 8/7/11, AMT, (Credit Support FHLMC, LIQ FAC FHLMC)(a)	2,050,000	2,050,000
New York State Housing Finance Agency Revenue, Series A, 0.20%, 8/7/11, (Credit Support FHLMC)(a)	5,000,000	5,000,000
New York State Local Government Assistance Corp. Revenue, Series C, 0.10%, 8/7/11, (LOC Landesbank Hessen-Thuringen)(a)	14,089,000	14,089,000
New York State Local Government Assistance Corp. Revenue, Series E, 0.18%, 8/7/11, (LOC Landesbank Hessen-Thuringen)(a)	5,000,000	5,000,000
Ramapo Housing Authority Revenue, Series A, 0.18%, 8/7/11, AMT, (Credit Support FNMA, LIQ FAC FNMA)(a)	6,990,000	6,990,000
Rockland County IDA Civic Facility Revenue, 0.05%, 8/7/11, (LOC Wells Fargo Bank N.A.)(a)	7,000,000	7,000,000
Rockland County IDA Revenue, 0.05%, 8/7/11, (LOC TD Banknorth N.A.)(a)(b)	2,740,000	2,740,000
Suffolk County IDA Civic Facility Revenue, 0.08%, 8/7/11, (LOC Bank of America N.A.)(a)	5,680,000	5,680,000
Suffolk County IDA Civic Facility Revenue, 0.44%, 8/7/11, AMT, (LOC JPMorgan Chase Bank)(a)	2,140,000	2,140,000
Suffolk County Water Authority Revenue, 0.04%, 8/7/11, (SPA Bank of Nova Scotia)(a)	4,900,000	4,900,000
Syracuse New York IDA Civic Facility Revenue, Series A, 0.06%, 8/7/11, (LOC JPMorgan Chase Bank)(a)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.05%, 8/7/11, (LOC State Street Bank & Trust Co.)(a)	9,800,000	9,800,000
Triborough Bridge & Tunnel Authority Revenue, Sub-series B-2, 2.15%, 8/7/11, (Credit Support GO of Authority, SPA Dexia Credit Local)(a)	5,000,000	5,000,000
Ulster County IDA Civic Facility Revenue, Series A, 0.35%, 8/7/11, AMT, (LOC TD Banknorth N.A.)(a)	875,000	875,000
Westchester County IDA Civic Facility Revenue, 0.08%, 8/7/11, (LOC Commerce Bank N.A.)(a)	2,150,000	2,150,000

		505,844,000

Puerto Rico – 1.4%
Puerto Rico Commonwealth GO, Series C-5-2, 0.04%, 8/7/11, (Credit Support AGM, LOC Barclays Bank plc)(a)	3,000,000	3,000,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares or Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Puerto Rico, continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Sub- series A, 5.00%, 8/1/11, prerefunded 8/1/11 @ 100(a)	5,000,000	5,000,000

		8,000,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $513,844,000)		513,844,000

Municipal Bonds – 4.7%
New York – 4.7%
Long Island Power Authority Electrical Systems Revenue, Series A, 5.25%, 9/1/28, (Credit Support AGM), prerefunded 9/1/11 @ 100	10,000,000	10,041,610
New York City GO, Series B, 5.50%, 12/1/31, prerefunded 12/1/11 @ 100	5,000,000	5,089,641
New York City Transitional Finance Authority Revenue, Series B, 5.25%, 5/1/13, prerefunded 11/1/11 @ 101	1,300,000	1,329,151
New York State Dormitory Authority Revenue, Series A, 5.13%, 5/15/31, (Credit Support FGIC), prerefunded 5/15/12 @ 101	1,000,000	1,049,145
Triborough Bridge & Tunnel Authority Revenue, Series SR, 5.50%, 1/1/12, ETM, (Credit Support GO of Authority)	1,565,000	1,598,340
Triborough Bridge & Tunnel Authority Revenue, Series A, 5.13%, 1/1/31, prerefunded 1/1/12 @ 100	2,500,000	2,552,010
Triborough Bridge & Tunnel Authority Revenue, Series A, 5.00%, 1/1/32, (Credit Support GO of Authority), prerefunded 1/1/12 @ 100	2,315,000	2,361,959
TSASC, Inc. Tobacco Settlement Asset-Backed Revenue, Series 1, 5.75%, 7/15/32, prerefunded 7/15/12 @ 100	2,250,000	2,368,982

		26,390,838

TOTAL MUNICIPAL BONDS (COST $26,390,838)		26,390,838

Investment Company – 3.2%
BlackRock Liquidity New York Money Fund, Portfolio Institutional Shares, 0.01% (c)	18,000,000	18,000,000

TOTAL INVESTMENT COMPANY (COST $18,000,000)		18,000,000

TOTAL INVESTMENT SECURITIES (COST $558,234,838) — 99.7%		558,234,838

Percentages indicated are based on net assets of $559,981,695.
(a)

Variable rate security. The rate presented represents the rate in effect at July 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Agency
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Certificates of Deposit – 25.0%
Banking – 25.0%
Bank of Montreal Chicago, 0.21%, 8/2/11(a)	50,000,000	50,000,000
Bank of Nova Scotia Houston, 0.22%, 8/11/11(a)	67,000,000	67,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.28%, 8/22/11	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.36%, 8/24/11(a)	65,000,000	65,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.25%, 10/14/11	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.38%, 11/21/11	75,000,000	75,000,000
BNP Paribas, N.Y., 0.52%, 8/15/11(a)	45,000,000	45,000,000
BNP Paribas, N.Y., 0.44%, 12/5/11	28,000,000	28,005,837
Canadian Imperial Bank of Commerce, N.Y., 0.29%, 8/3/11(a)	43,000,000	43,000,094
Commonwealth Bank of Australia, N.Y., 0.29%, 9/16/11(a)(b)	30,000,000	30,001,443
Credit Agricole CIB, N.Y., 0.23%, 8/17/11	80,000,000	80,000,000
Credit Agricole CIB, N.Y., 0.54%, 8/30/11(a)	65,000,000	65,000,000
Credit Industriel et Commercial, N.Y., 0.23%, 9/6/11	50,000,000	50,000,000
Deutsche Bank, N.Y., 0.39%, 8/31/11(a)	50,000,000	50,000,000
DnB NOR Bank ASA, N.Y., 0.33%, 8/24/11	65,000,000	65,000,000
Lloyds TSB Bank plc, N.Y., 0.47%, 8/1/11(a)	7,000,000	7,000,000
Mizuho Corporate Bank, N.Y., 0.28%, 8/10/11	140,000,000	140,000,000
National Bank of Canada, N.Y., 0.28%, 10/17/11	75,000,000	75,000,000
Natixis, N.Y., 0.31%, 8/29/11(a)	60,000,000	60,000,000
Norinchukin Bank, N.Y., 0.28%, 9/1/11	145,000,000	145,000,000
Rabobank Nederland NV, N.Y., 0.27%, 8/15/11(a)	70,000,000	70,000,000
Royal Bank of Scotland plc, 0.24%, 9/8/11	150,000,000	150,000,000
Societe Generale, N.Y., 0.55%, 8/30/11(a)	40,000,000	40,000,000
Svenska Handelsbanken, N.Y., 0.20%, 8/18/11	50,000,000	50,000,000
Toronto Dominion Bank, N.Y., 0.16%, 8/2/11	100,000,000	100,000,000

		1,670,007,374

TOTAL CERTIFICATES OF DEPOSIT (COST $1,670,007,374)		1,670,007,374

Commercial Paper And Notes – 33.7%
Banking – 16.3%
ANZ National International Ltd., 0.29%, 10/12/11(b)(c)	46,000,000	45,973,320
ANZ National International Ltd., 0.29%, 10/17/11(b)(c)	40,000,000	39,975,189
Banque et Caisse d’Epargne de, 0.36%, 8/25/11(c)	65,000,000	64,984,616
BNZ International Funding Ltd., 0.23%, 9/21/11, (LOC Bank of New Zealand)(b)(c)	50,000,000	49,983,708
BNZ International Funding Ltd., 0.21%, 10/12/11, (LOC Bank of New Zealand)(b)(c)	35,000,000	34,985,300
Commonwealth Bank of Australia, N.Y., 0.28%, 8/19/11(a)(b)	40,000,000	40,000,000
Commonwealth Bank of Australia, N.Y., 0.26%, 10/13/11(a)	25,000,000	25,000,000
Deutsche Bank Financial LLC, 0.12%, 8/1/11, (LOC Deutsche Bank A.G.)(c)	150,000,000	150,000,000
Deutsche Bank Financial LLC, 0.25%, 10/11/11, (LOC Deutsche Bank A.G.)(c)	65,000,000	64,967,952
Deutsche Bank Financial LLC, 0.26%, 11/21/11, (LOC Deutsche Bank A.G.)(c)	65,000,000	64,947,422
Groupe BPCE, 0.26%, 8/16/11(b)(c)	70,000,000	69,992,417
Lloyds TSB Bank plc, 0.25%, 9/9/11(a)	70,000,000	70,000,000
NRW Bank, 0.33%, 8/22/11(b)(c)	60,000,000	59,988,450
Royal Bank of Canada, N.Y., 0.28%, 9/7/11(c)	70,000,000	69,979,855
Societe Generale N.A., 0.38%, 11/18/11, (LOC Societe Generale)(c)	50,000,000	49,942,473
Sumitomo Mitsui Banking Corp., 0.30%, 8/3/11(b)(c)	75,000,000	74,998,771
Westpac Banking Corp., 0.22%, 8/29/11(b)(c)	45,000,000	44,992,300
Westpac Banking Corp., 0.34%, 10/17/11(b)(c)	21,750,000	21,734,183
Westpac Banking Corp., 0.29%, 10/21/11(b)(c)	45,000,000	44,970,638

		1,087,416,594

Diversified – 1.1%
Total Capital Canada Ltd., 0.40%, 12/15/11(b)(c)	50,000,000	49,924,444
Total Capital Canada Ltd., 0.37%, 12/16/11(b)(c)	25,000,000	24,964,799

		74,889,243

Finance – 16.3%
Antalis US Funding Corp., 0.27%, 9/6/11(b)(c)	16,000,000	15,995,680
Barclays US Funding LLC, 0.21%, 8/17/11, (LOC Barclays Bank plc)(c)	40,000,000	39,996,267
CAFCO LLC, 0.23%, 9/7/11(b)(c)	50,000,000	49,988,180
Caisse d’Amortissement de la Dette Sociale, 0.34%, 9/23/11(b)(c)	70,000,000	69,964,961
Caisse des Depots et Consignations, 0.45%, 12/2/11(c)	60,000,000	59,908,066
Caisse d’Amortissement de la Dette Sociale, 0.26%, 9/6/11(a)(b)	55,000,000	55,000,000
Citigroup Funding, Inc., 0.21%, 8/9/11, (LOC Citigroup, Inc.)(c)	75,000,000	74,996,500
Credit Agricole N.A., Inc., 0.44%, 10/5/11(c)	60,000,000	59,952,334
Exxon Mobil Corp., 0.07%, 8/2/11(c)	100,000,000	99,999,806
Gemini Securitization Corp. LLC, 0.20%, 8/1/11(b)(c)	100,000,000	100,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Commercial Paper And Notes, continued
Finance, continued
Gemini Securitization Corp. LLC, 0.20%, 8/24/11(b)(c)	25,000,000	24,996,805
ING Funding LLC, 0.20%, 8/1/11, (LOC ING Bank NV)(c)	60,000,000	60,000,000
MetLife Short Term Funding LLC, 0.19%, 8/4/11(b)(c)	71,910,000	71,908,862
Nieuw Amsterdam Receivables Corp., 0.22%, 8/1/11(b)(c)	100,000,000	100,000,000
Nieuw Amsterdam Receivables Corp., 0.18%, 8/17/11(b)(c)	16,601,000	16,599,672
Old Line Funding LLC, 0.13%, 8/23/11(b)(c)	50,000,000	49,996,028
Royal Park Investment Funding Corp., 0.33%, 8/1/11(b)(c)	45,000,000	45,000,000
Sanofi-Aventis, 0.37%, 10/19/11(b)(c)	8,000,000	7,993,504
Silver Tower US Funding LLC, 0.28%, 8/1/11(b)(c)	65,000,000	65,000,000
Westpac Securities NZ Ltd., 0.28%, 12/12/11, (LOC Westpac NZ Ltd.)(b)(c)	23,000,000	22,976,208

		1,090,272,873

TOTAL COMMERCIAL PAPER AND NOTES (COST $2,252,578,710)		2,252,578,710

Corporate Obligations – 11.6%
Banking – 9.7%
Barclays Bank plc, 1.24%, 8/5/11, MTN(a)	58,000,000	58,200,269
Commonwealth Bank of Australia, 0.57%, 8/4/11, MTN(a)(b)	25,000,000	25,018,477
JPMorgan Chase Bank N.A., 0.23%, 8/22/11(a)	78,000,000	78,000,000
JPMorgan Chase Bank N.A., 0.28%, 5/18/12	70,000,000	70,000,000
National Australia Bank Ltd., 0.50%, 9/16/11, MTN(a)	74,000,000	74,063,449
Rabobank Nederland NV, 0.47%, 8/5/11(a)	51,950,000	51,951,539
Royal Bank of Scotland plc, 3.00%, 12/9/11	65,201,000	65,820,802
Wells Fargo & Co., 1.10%, 9/9/11(a)	141,000,000	141,463,812
Westpac Banking Corp., 0.27%, 8/4/11(a)	35,000,000	35,000,000
Westpac Banking Corp., 0.27%, 8/15/11(a)	50,000,000	50,000,000

		649,518,348

Finance – 1.9%
General Electric Capital Corp., 0.37%, 10/11/11, MTN(a)	72,072,000	72,129,397
Met Life Global Funding, Inc., 0.37%, 10/6/11(a)	50,000,000	50,000,000

		122,129,397

TOTAL CORPORATE OBLIGATIONS (COST $771,647,745)		771,647,745

Variable Rate Demand Notes – 7.1%
California – 0.4%
California Health Facilities Financing Authority Revenue, Series C, 0.05%, 8/7/11, (LOC U.S. Bank N.A.)(a)	17,800,000	17,800,000
California Statewide Communities Development Authority Multi- family Revenue, Series E, 0.18%, 8/7/11, AMT, (Credit Support FNMA, LIQ FAC FNMA)(a)	10,750,000	10,750,000

		28,550,000

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority Revenue, Series L-2, 0.08%, 8/7/11, (LOC Bank of America N.A.)(a)	17,030,000	17,030,000

Florida – 1.4%
Florida Keys Aqueduct Authority Water Revenue, 0.06%, 8/7/11, (LOC TD Bank N.A.)(a)	11,700,000	11,700,000
North Broward Florida Hospital District Revenue, Series A, 0.15%, 8/7/11, (LOC TD Bank N.A.)(a)	22,600,000	22,600,000
Orange County Florida School Board Certificates of Participation, Series C, 0.18%, 8/7/11, (LOC Bank of America N.A.)(a)	9,000,000	9,000,000
Orlando & Orange County Expressway Authority Revenue, Sub-series B-4, 0.07%, 8/7/11, (LOC Wells Fargo Bank N.A.)(a)	49,720,000	49,720,000

		93,020,000

Idaho – 0.2%
Power County Industrial Development Corp. Exempt Facilities Revenue, 0.15%, 8/7/11, AMT, (LOC Wells Fargo Bank N.A.)(a)	16,000,000	16,000,000

Illinois – 1.0%
Illinois Development Finance Authority Revenue, 0.06%, 8/7/11, (LOC Northern Trust Co.)(a)	15,500,000	15,500,000
Illinois Development Finance Authority Solid Waste Disposal Revenue, 0.12%, 8/7/11, AMT, (LOC Wells Fargo Bank N.A.)(a)	24,900,000	24,900,000
Illinois Finance Authority Revenue, Series A, 0.06%, 8/7/11, (LOC Northern Trust Co.)(a)	19,000,000	19,000,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Illinois, continued
Illinois Finance Authority Revenue, 0.06%, 8/7/11, (LOC PNC Bank N.A.)(a)	10,000,000	10,000,000

		69,400,000

Indiana – 0.2%
Indiana Finance Authority Hospital Revenue, Series G, 0.04%, 8/7/11, (LOC Bank of New York Mellon)(a)	10,000,000	10,000,000

Michigan – 0.2%
Michigan State Strategic Fund Ltd. Obligation Revenue, 0.04%, 8/7/11, (LOC Bank of Nova Scotia)(a)	10,000,000	10,000,000

New York – 0.9%
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.05%, 8/7/11, (LOC TD Bank N.A.)(a)	19,000,000	19,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B-1, 0.05%, 8/7/11, (LOC Bank of America N.A.)(a)	16,090,000	16,090,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series D, 0.06%, 8/7/11, (LOC Bank of America N.A.)(a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, Series A, 0.18%, 8/7/11, AMT, (LOC Wachovia Bank N.A.)(a)	3,800,000	3,800,000
Syracuse IDA Civic Facility Revenue, Series A, 0.08%, 8/7/11, (LOC Bank of America N.A.)(a)	9,345,000	9,345,000

		58,235,000

Ohio – 0.4%
Cleveland Ohio Economic & Community Development Revenue, 0.14%, 8/7/11, (LOC PNC Bank N.A.)(a)	8,865,000	8,865,000
Ohio State Air Quality Development Authority Revenue, Series D, 0.06%, 8/7/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.)(a)	17,050,000	17,050,000

		25,915,000

Oregon – 0.1%
Clackamas County Oregon Hospital Facility Authority Revenue, Series B, 0.06%, 8/7/11, (LOC U.S. Bank N.A.)(a)	9,550,000	9,550,000

Pennsylvania – 0.8%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.04%, 8/7/11, (LOC Bank of Nova Scotia)(a)	40,900,000	40,900,000
Monroe County Hospital Authority Revenue, Series B, 0.13%, 8/7/11, (Credit Support Radian GO of Hospital, LOC PNC Bank N.A.)(a)	12,475,000	12,475,000

		53,375,000

Rhode Island – 0.3%
Narragansett Bay Commission Wastewater System Revenue, Series A, 0.06%, 8/7/11, (LOC U.S. Bank N.A.)(a)	23,000,000	23,000,000

South Carolina – 0.3%
South Carolina State Housing Finance & Development Authority Multi-family Rental Housing Improvement Revenue, 0.15%, 8/7/11, AMT, (LOC Wells Fargo Bank N.A.)(a)	17,250,000	17,250,000

Texas – 0.4%
Harris County Texas Industrial Development Corp. Revenue, 0.05%, 8/7/11, (LOC Den Norske Bank)(a)	8,000,000	8,000,000
San Antonio Empowerment Zone Development Corp. Contract Revenue, 0.12%, 8/7/11, AMT, (LOC U.S. Bank N.A.)(a)	18,000,000	18,000,000

		26,000,000

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.07%, 8/7/11, (LOC TD Banknorth N.A.)(a)	9,230,000	9,230,000

Virginia – 0.1%
Portsmouth Redevelopment & Housing Authority Multi-family Housing Revenue, 0.12%, 8/7/11, (LOC Bank of America N.A., LIQ FAC FHLMC)(a)	7,200,000	7,200,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $473,755,000)		473,755,000

U.S. Treasury Obligations – 2.3%
U.S. Treasury Notes – 2.3%
1.00%, 10/31/11	100,000,000	100,182,203
0.63%, 6/30/12	50,000,000	50,179,911

		150,362,114

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

U.S. Treasury Obligations, continued

TOTAL U.S. TREASURY OBLIGATIONS (COST $150,362,114)		150,362,114

Repurchase Agreements – 10.8%
BNP Paribas, purchased on 7/29/11, 0.20%, due on 8/1/11 with a maturity value of $350,005,833, collateralized by various U.S. Government and Government Agency Obligations, 2.94%-6.50%, 8/15/18-7/15/41, fair value $356,979,433	350,000,000	350,000,000
Goldman Sachs, purchased on 7/29/11, 0.20%, due on 8/1/11 with a maturity value of $370,006,167, collateralized by various U.S. Treasury Obligations, 0.29%- 3.25%, 9/15/11-12/28/12, fair value $377,400,001	370,000,000	370,000,000

TOTAL REPURCHASE AGREEMENTS (COST $720,000,000)		720,000,000

Time Deposits – 8.0%
Barclays Capital Group Time Deposit, 0.12%, 8/1/11	135,000,000	135,000,000
Societe Generale Cayman Time Deposit, 0.13%, 8/1/11	202,000,000	202,000,000
UBS Securities LLC Time Deposit, 0.11%, 8/1/11	200,000,000	200,000,000

TOTAL TIME DEPOSITS (COST $537,000,000)		537,000,000

TOTAL INVESTMENTS SECURITIES (COST $6,575,350,943) — 98.5%		6,575,350,943

Percentages indicated are based on net assets of $6,678,032,412.
(a)

Variable rate security. The rate presented represents the rate in effect at July 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Discount note. Rate presented represents the effective yield at time of purchase.
AMT	Interest on security is subject to federal alternative minimum tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Agency
LIQ FAC	Liquidity Facility
LLC	Limited Liability Company
LOC	Letter of Credit
MTN	Medium Term Note
plc	Public Limited Company

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Commercial Paper And Notes – 1.1%
Wyoming – 1.1%
Sweetwater County Wyoming Pollution Control Revenue, 0.10%, 8/1/11, (LOC Barclays Bank plc)(a)	1,500,000	1,500,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $1,500,000)		1,500,000

Variable Rate Demand Notes – 77.6%
Alabama – 1.8%
Infirmary Health System Special Care Facilities Financing Authority Revenue, Series B, 0.06%, 8/7/11, (LOC Deutsche Bank A.G.)(b)	1,500,000	1,500,000
Mobile Alabama Industrial Development Board Dock & Wharf Revenue, Series A, 0.14%, 8/7/11, (LOC Bayerische Landesbank)(b)	1,000,000	1,000,000

		2,500,000

Arizona – 4.0%
Arizona State Board of Regents University System Revenue, Series B, 0.06%, 8/7/11, (LOC Lloyds TSB Bank plc)(b)	2,000,000	2,000,000
Maricopa County Industrial Development Authority Multi- family Housing Revenue, Series A, 0.20%, 8/7/11, AMT, (Credit Support FNMA, LIQ FAC FNMA)(b)	1,000,000	1,000,000
Yavapai County Arizona Industrial Development Authority Hospital Facilities Revenue, Series B, 0.35%, 8/7/11, (LOC Banco Bilbao Vizcaya Argentaria S.A.)(b)	2,635,000	2,635,000

		5,635,000

California – 14.5%
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, 0.21%, 8/7/11, AMT, (Credit Support FNMA, LIQ FAC FNMA)(b)	2,000,000	2,000,000
Bay Area Toll Authority California Toll Bridge Revenue, Series E-1, 0.05%, 8/7/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.)(b)	1,000,000	1,000,000
Bay Area Toll Authority California Toll Bridge Revenue, Series B-1, 0.09%, 8/7/11, (LOC Bank of America N.A.)(b)	700,000	700,000
California Infrastructure & Economic Development Bank Revenue, Series A, 0.24%, 8/1/11, (LOC Mizuho Corporate Bank)(b)	2,000,000	2,000,000
California State Kindergarten GO, Series A2, 0.18%, 8/1/11, (LOC State Street Bank & Trust Co., California State Teacher’s Retirement System)(b)	1,000,000	1,000,000
California Statewide Communities Development Authority Multi- family Revenue, Series PP, 0.19%, 8/7/11, AMT, (Credit Support FNMA, LIQ FAC FNMA)(b)	2,000,000	2,000,000
California Statewide Communities Development Authority Multi- family Revenue, Series BB, 0.25%, 8/7/11, AMT, (LOC Citibank N.A.)(b)	860,000	860,000
Hayward California Housing Authority Multi-family Revenue, 0.09%, 8/7/11, (Credit Support FHA, LOC State Street Bank & Trust Co.)(b)	2,000,000	2,000,000
Lancaster California Redevelopment Agency Multi-family Housing Revenue, Series C, 0.17%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(b)	1,000,000	1,000,000
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue, Series C-3, 0.07%, 8/7/11, (LOC Sumitomo Mitsui Banking Corp.)(b)	1,500,000	1,500,000
San Francisco City & County Redevelopment Agency Multi- family Revenue, Series F, 0.09%, 8/7/11, AMT, (LOC Citibank N.A.)(b)	1,000,000	1,000,000
San Rafael California Redevelopment Agency Revenue, Series A, 0.12%, 8/7/11, AMT, (LOC Citibank N.A.)(b)	1,500,000	1,500,000
Stockton California Health Facilities Revenue, Series A, 0.33%, 8/1/11, (LOC Citibank N.A.)(b)	2,000,000	2,000,000
Turlock California Irrigation District Certificates of Participation, 0.18%, 8/1/11, (LOC Societe Generale)(b)	1,500,000	1,500,000
Vacaville California Multi-family Housing Revenue, Series A, 0.17%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(b)	500,000	500,000

		20,560,000

Colorado – 2.2%
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue, 0.09%, 8/7/11, (LOC BNP Paribas)(b)	645,000	645,000
Colorado Housing & Finance Authority Multi-family Revenue, 0.08%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(b)	1,000,000	1,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Colorado, continued
Colorado Housing & Finance Authority Multi-family Revenue, Series B, 0.10%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(b)	1,500,000	1,500,000

		3,145,000

Florida – 0.7%
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue, Series E, 0.10%, 8/7/11, (LOC Wells Fargo Bank N.A.)(b)	1,000,000	1,000,000

Georgia – 6.2%
Atlanta Georgia Water & Waste Water Revenue, 0.10%, 8/7/11, (LOC Wells Fargo Bank N.A.)(b)	1,400,000	1,400,000
Fulton County Georgia Development Authority Revenue, 0.08%, 8/7/11, (LOC Branch Banking & Trust)(b)	2,125,000	2,125,000
Fulton County Residential Care Facilities Elderly Authority Revenue, Series C, 0.07%, 8/7/11, (LOC Bank of Scotland)(b)	740,000	740,000
Georgia Private Colleges & Universities Authority Educational Facilities Revenue, Series B, 0.10%, 8/7/11, (LOC Wells Fargo Bank N.A.)(b)	800,000	800,000
Gwinnett County Georgia Housing Authority Multi-family Housing Revenue, 0.11%, 8/7/11, (Credit Support FNMA, LIQ FAC FNMA)(b)	1,600,000	1,600,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.09%, 8/7/11, (Credit Support FNMA)(b)	1,400,000	1,400,000
Savannah Georgia Economic Development Authority Revenue, 0.13%, 8/7/11, (LOC Bank of America N.A.)(b)	800,000	800,000

		8,865,000

Illinois – 4.9%
Channahon Illinois Revenue, Series D, 0.07%, 8/7/11, (LOC U.S. Bank N.A.)(b)	1,500,000	1,500,000
Chicago Illinois O’Hare International Airport Revenue, Series C, 0.08%, 8/7/11, (LOC Societe Generale)(b)	1,000,000	1,000,000
Chicago Illinois Wastewater Transmission Revenue, Sub-series C-2, 0.20%, 8/1/11, (LOC Bank of America N.A.)(b)	2,000,000	2,000,000
Illinois Educational Facilities Authority Revenue, 0.10%, 8/7/11, (LOC Citibank N.A.)(b)	900,000	900,000
Illinois Finance Authority Revenue, Series A, 0.06%, 8/7/11, (LOC Northern Trust Co.)(b)	1,500,000	1,500,000

		6,900,000

Indiana – 3.3%
Indiana State Finance Authority Revenue, Series A, 0.07%, 8/7/11, (LOC Northern Trust Co.)(b)	900,000	900,000
Lawrenceburg Indiana Pollution Control Revenue, 0.04%, 8/7/11, (LOC Bank of Nova Scotia)(b)	1,750,000	1,750,000
Lawrenceburg Indiana Pollution Control Revenue, Series H, 0.08%, 8/7/11, (LOC Bank of Nova Scotia)(b)	2,000,000	2,000,000

		4,650,000

Iowa – 0.7%
Iowa Finance Authority Health Facilities Revenue, 0.33%, 8/1/11, (LOC JPMorgan Chase Bank)(b)	1,000,000	1,000,000

Kentucky – 1.0%
Boone County Kentucky Pollution Control Revenue, 0.06%, 8/7/11, (LOC Wells Fargo Bank N.A.)(b)	1,000,000	1,000,000
Carroll County Kentucky Solid Waste Disposal Revenue, 0.12%, 8/7/11, AMT, (LOC Bank of America N.A.)(b)	500,000	500,000

		1,500,000

Louisiana – 2.0%
Louisiana Public Facilities Authority Revenue, Series B-1, 0.05%, 8/7/11, (LOC Bank of New York)(b)	1,000,000	1,000,000
Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Series A, 0.26%, 8/1/11, (LOC JPMorgan Chase Bank)(b)	1,900,000	1,900,000

		2,900,000

Maine – 0.6%
Gorham Maine Revenue Obligation Securities, Series A, 0.31%, 8/7/11, AMT, (LOC TD Banknorth N.A.)(b)	920,000	920,000

Massachusetts – 0.7%
Massachusetts State Development Finance Agency Revenue, Series U-2, 0.04%, 8/7/11, (LOC BNP Paribas)(b)	1,000,000	1,000,000

Michigan – 0.6%
SouthField Michigan Economic Development Corp. Revenue, 0.08%, 8/7/11, (LOC Bank One N.A.)(b)	880,000	880,000

Minnesota – 1.8%
Mankato Minnesota Multifamily Revenue, 0.33%, 8/1/11, (LOC Bank of America N.A.)(b)	1,200,000	1,200,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Minnesota, continued
St. Paul Minnesota Port Authority District Heating Revenue, Series 7- Q, 0.05%, 8/7/11, (LOC Deutsche Bank A.G.)(b)	1,300,000	1,300,000

		2,500,000

Missouri – 0.7%
Missouri State Health & Educational Facilities Authority Revenue, Series E, 0.25%, 8/1/11, (LOC PNC Bank N.A.)(b)	1,000,000	1,000,000

Montana – 1.4%
Forsyth Montana Pollution Control Revenue, 0.18%, 8/1/11, (LOC BNP Paribas)(b)	2,000,000	2,000,000

Nebraska – 0.7%
Saline County Nebraska Hospital Authority No. 1 Hospital Revenue, Series C, 0.06%, 8/7/11, (LOC U.S. Bank N.A.)(b)	985,000	985,000

New Hampshire – 2.1%
New Hampshire State Business Finance Authority Revenue, 0.35%, 8/1/11, (LOC TD Banknorth N.A.)(b)	1,000,000	1,000,000
New Hampshire State Business Finance Authority Revenue, 0.35%, 8/1/11, (LOC TD Banknorth N.A.)(b)	2,000,000	2,000,000

		3,000,000

New Jersey – 3.5%
New Jersey Economic Development Authority Gas Facilities Revenue, 0.23%, 8/1/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.)(b)	2,000,000	2,000,000
New Jersey State Transportation Trust Fund Authority Revenue, Series D, 0.05%, 8/7/11, (LOC Sumitomo Mitsui Banking Corp.)(b)	1,500,000	1,500,000
New Jersey State Turnpike Authority Revenue, Series D, 0.19%, 8/7/11, (Credit Support NATL-RE FGIC, LOC Societe Generale)(b)	1,500,000	1,500,000

		5,000,000

New Mexico – 1.3%
New Mexico Educational Assistance Foundation Revenue, Series A-1, 0.11%, 8/7/11, AMT, (Credit Support Guaranteed Student Loans, LOC Royal Bank of Canada)(b)	1,850,000	1,850,000

New York – 2.7%
New York City GO, Sub-series E4, 0.27%, 8/1/11, (LOC BNP Paribas)(b)	800,000	800,000
New York City GO, Sub-series L-5, 1.30%, 8/1/11, (SPA Dexia Credit Local)(b)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.05%, 8/7/11, (LOC State Street Bank & Trust Co.)(b)	1,000,000	1,000,000

		3,800,000

Ohio – 3.6%
Hamilton County Ohio Health Care Revenue, Series B, 0.09%, 8/7/11, (LOC PNC Bank N.A.)(b)	500,000	500,000
Hamilton County Ohio Hospital Facilities Revenue, 0.09%, 8/7/11, (LOC PNC Bank N.A.)(b)	1,200,000	1,200,000
Ohio State Air Quality Development Authority Revenue, Series A, 0.04%, 8/7/11, (LOC Bank of Nova Scotia)(b)	1,350,000	1,350,000
Ohio State Air Quality Development Authority Revenue, Series C, 0.06%, 8/7/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.)(b)	2,000,000	2,000,000

		5,050,000

Oregon – 1.6%
Oregon State Business Development Commission Revenue, Series 230, 0.11%, 8/7/11, AMT, (LOC U.S. Bank N.A.)(b)	2,300,000	2,300,000

Pennsylvania – 5.3%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, 0.25%, 8/1/11, (LOC Barclays Bank plc)(b)	1,000,000	1,000,000
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.04%, 8/7/11, (LOC KeyBank N.A.)(b)	1,000,000	1,000,000
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.04%, 8/7/11, (LOC Bank of Nova Scotia)(b)	1,000,000	1,000,000
Delaware River Port Authority Pennsylvania & New Jersey Revenue, Series A, 0.11%, 8/7/11, (LOC JPMorgan Chase Bank)(b)	625,000	625,000
Haverford Township Pennsylvania School District GO, 0.09%, 8/7/11, (Credit Support State Aid Withholding, LOC TD Bank N.A.)(b)	1,000,000	1,000,000
Jackson Township Pennsylvania Industrial Development Authority Revenue, 0.12%, 8/7/11, AMT, (LOC PNC Bank N.A.)(b)	1,000,000	1,000,000
Lehigh County Pennsylvania General Purpose Authority Revenue, Series A, 0.10%, 8/7/11, (LOC Wells Fargo Bank N.A.)(b)	500,000	500,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Pennsylvania, continued
Philadelphia Pennsylvania Authority for Industrial Development Revenue, 0.17%, 8/1/11, (LOC PNC Bank N.A.)(b)	400,000	400,000
Southeastern Pennsylvania Transportation Authority Revenue, 0.17%, 8/1/11, (LOC PNC Bank N.A.)(b)	1,000,000	1,000,000

		7,525,000

South Carolina – 1.6%
South Carolina Jobs Economic Development Authority Revenue, 0.08%, 8/7/11, (LOC Branch Banking & Trust)(b)	1,250,000	1,250,000
South Carolina Jobs Economic Development Authority Revenue, Series A, 0.10%, 8/7/11, (LOC Wells Fargo Bank N.A.)(b)	975,000	975,000

		2,225,000

Texas – 2.6%
Austin Texas Airport System Revenue, Series A, 0.08%, 8/7/11, AMT, (LOC JPMorgan Chase Bank)(b)	1,000,000	1,000,000
Harris County Cultural Education Facilities Financial Corp. Special Facilities Revenue, Sub-series B-2, 0.20%, 8/1/11, (LOC JPMorgan Chase & Co)(b)	700,000	700,000
Harris County Texas Hospital District Revenue, 0.08%, 8/7/11, (LOC JPMorgan Chase Bank)(b)	1,000,000	1,000,000
Houston Texas Utility System Revenue, Series B-3, 0.06%, 8/7/11, (LOC Sumitomo Mitsui Banking Corp.)(b)	1,000,000	1,000,000

		3,700,000

Utah – 1.4%
Utah Transport Authority Sales Tax Revenue, 0.28%, 8/1/11, (LOC Fortis Bank S.A.)(b)	2,000,000	2,000,000

Washington – 2.7%
Washington State Economic Development Finance Authority Revenue, Series A, 0.20%, 8/7/11, AMT, (LOC U.S. Bank N.A.)(b)	1,500,000	1,500,000
Washington State Housing Finance Commission Multi-family Housing Revenue, 0.09%, 8/7/11, (Credit Support FHLMC, LIQ FAC FHLMC)(b)	1,800,000	1,800,000
Washington State Housing Finance Commission Nonprofit Revenue, 0.10%, 8/7/11, (LOC Well Fargo Bank N.A.)(b)	500,000	500,000

		3,800,000

Wisconsin – 0.7%
Public Finance Authority Wisconsin Continuing Care Retirement Community Revenue, Series B, 0.33%, 8/1/11, (LOC Bank of Scotland)(b)	1,000,000	1,000,000

Wyoming – 0.7%
Sweetwater County Wyoming Pollution Control Revenue, Series A, 0.06%, 8/7/11, (LOC Barclays Bank plc)(b)	1,000,000	1,000,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $110,190,000)		110,190,000

Municipal Bonds – 19.5%
Alabama – 1.4%
Jefferson County Alabama Sewer Revenue, Series D, 5.25%, 2/1/24, (Credit Support FGIC), prerefunded 8/1/12 @ 100	1,870,000	1,962,745

Colorado – 0.7%
Colorado Health Facilities Authority Revenue, 6.60%, 9/1/25, prerefunded 9/1/11 @ 100	1,000,000	1,005,351

Florida – 2.0%
Lake County Florida School Board Certificates of Participation, 5.38%, 7/1/15, (Credit Support AMBAC), prerefunded 7/1/12 @ 100	1,200,000	1,256,205
Tampa Bay Water Florida Utility System Revenue, 5.75%, 10/1/29, (Credit Support FGIC), prerefunded 10/1/11 @ 100	1,500,000	1,513,556

		2,769,761

Georgia – 1.1%
Georgia State GO, Series B, 5.13%, 5/1/15, prerefunded 5/1/12 @ 100	1,500,000	1,555,011

Illinois – 1.5%
Chicago Illinois Board of Education GO, Series A, 5.25%, 12/1/13, (Credit Support NATL-RE), prerefunded 12/1/11 @ 100	1,000,000	1,016,131

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Municipal Bonds, continued
Illinois, continued
Chicago Illinois Board of Education GO, Series C, 5.00%, 12/1/31, (Credit Support AGM), prerefunded 12/1/11 @ 100	1,045,000	1,061,224

		2,077,355

Massachusetts – 0.2%
Massachusetts State Special Obligation Revenue, Series A, 5.38%, 6/1/20, (Credit Support FGIC), prerefunded 6/1/12 @ 100	300,000	311,983

Michigan – 1.5%
Delta County Michigan Economic Development Corp., Series A, 6.25%, 4/15/27, prerefunded 4/15/12 @ 100	1,000,000	1,041,163
Michigan State Trunk Line Revenue, Series A, 5.25%, 11/1/30, (Credit Support AGM), prerefunded 11/1/11 @ 100	1,000,000	1,012,421

		2,053,584

Minnesota – 1.0%
Minnesota State GO, 5.00%, 8/1/11, ETM	405,000	405,000
Minnesota State GO, 5.00%, 10/1/21, prerefunded 10/1/11 @ 100	1,000,000	1,007,753

		1,412,753

Nevada – 0.7%
Clark County Nevada School District GO, Series C, 5.00%, 6/15/21, (Credit Support NATL-RE), prerefunded 6/15/12 @ 100	1,000,000	1,041,333

New Jersey – 1.7%
New Jersey Environmental Infrastructure Trust Revenue, Series A, 5.00%, 9/1/20, prerefunded 9/1/11 @ 101	1,280,000	1,297,948
Tobacco Settlement Financing Corp. Revenue, 6.00%, 6/1/37, prerefunded 6/1/12 @ 100	1,100,000	1,151,562

		2,449,510

Ohio – 1.9%
Cincinnati Ohio City School District GO, 5.25%, 12/1/13, (Credit Support NATL-RE), prerefunded 12/1/11 @ 100	1,000,000	1,016,663
Olentangy Local School District GO, 5.25%, 12/1/14, (Credit Support AGM Student Credit Program), prerefunded 6/1/12 @ 100	1,610,000	1,677,324

		2,693,987

Pennsylvania – 0.5%
Sayre Health Care Facilities Authority Revenue, Series B, 7.13%, 12/1/31, prerefunded 12/1/11 @ 107.50	650,000	713,314

Rhode Island – 0.6%
Rhode Island State & Providence Plantations GO, Series C, 5.50%, 9/1/12, (Credit Support NATL- RE), prerefunded 9/1/11 @ 101	880,000	892,652

Texas – 1.4%
Harris County Texas GO, 4.50%, 8/15/13, prerefunded 8/15/11 @ 100	500,000	500,804
Harris County Texas GO, 5.38%, 10/1/16, prerefunded 10/1/11 @ 100	500,000	504,211
University of Texas Revenue, Series B, 5.38%, 8/15/15, prerefunded 8/15/11 @ 100	1,000,000	1,001,941

		2,006,956

Virginia – 0.7%
Arlington County Virginia GO, 5.25%, 2/1/16, (Credit Support State Aid Withholding), prerefunded 2/1/12 @ 100	1,000,000	1,025,355

Washington – 0.4%
Snohomish County Washington GO, 5.25%, 12/1/26, (Credit Support NATL-RE), prerefunded 12/1/11 @ 100	550,000	558,990

Wisconsin – 2.2%
Badger Tobacco Asset Securitization Corp. Revenue, 6.38%, 6/1/32, prerefunded 6/1/12 @ 100	1,070,000	1,124,036
Wisconsin State Health & Educational Facilities Authority Revenue, 5.38%, 10/1/30, prerefunded 10/1/11 @ 101	1,000,000	1,018,397

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Municipal Bonds, continued
Wisconsin, continued
Wisconsin State Transportation Revenue, Series 2, 5.13%, 7/1/22, (Credit Support AMBAC), prerefunded 7/1/12 @ 100	1,000,000	1,044,979

		3,187,412

TOTAL MUNICIPAL BONDS (COST $27,718,052)		27,718,052

TOTAL INVESTMENT SECURITIES (COST $139,408,052) — 98.2%		139,408,052

Percentages indicated are based on net assets of $141,957,232.
(a)	Rate presented represents the effective yield at time of purchase.
(b)

Variable rate security. The rate presented represents the rate in effect at July 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Interest on security is subject to federal alternative minimum tax
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	Reinsurance provided by the National Public Finance Guarantee Corporation
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Government and Government Agency Obligations – 17.5%
Federal Farm Credit Bank – 2.9%
0.27%, 8/1/11(a)	150,000,000	149,991,091
0.27%, 4/25/12	9,000,000	9,000,384

		158,991,475

Federal Home Loan Bank – 7.9%
0.28%, 8/1/11(a), Series 1	100,000,000	100,000,000
0.30%, 8/1/11(a)	200,000,000	200,000,000
0.10%, 11/4/11(b)	25,220,000	25,213,345
0.33%, 1/6/12(b)	10,000,000	9,985,517
0.25%, 6/22/12	23,885,000	23,885,000
0.25%, 6/27/12	30,000,000	30,000,000
0.38%, 7/27/12, Callable 10/14/11 @ 100	50,000,000	50,000,000

		439,083,862

Federal Home Loan Mortgage Corp. – 2.7%
0.10%, 10/11/11(a), MTN	100,000,000	100,000,000
0.10%, 11/7/11(b)	50,000,000	49,986,389

		149,986,389

Federal National Mortgage Association – 4.0%
3.63%, 8/15/11	92,762,000	92,877,529
0.10%, 11/1/11(b)	50,000,000	49,987,222
0.10%, 11/9/11(b)	75,000,000	74,979,792

		217,844,543

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $965,906,269)		965,906,269

U.S. Treasury Obligations – 10.6%
U.S. Treasury Notes – 10.6%
1.00%, 8/31/11	50,000,000	50,027,194
1.00%, 9/30/11	100,000,000	100,125,815
1.00%, 10/31/11	200,000,000	200,395,392
4.50%, 11/30/11	100,000,000	101,407,876
1.13%, 12/15/11	100,000,000	100,295,777
1.00%, 4/30/12	35,000,000	35,180,759

		587,432,813

TOTAL U.S. TREASURY OBLIGATIONS (COST $587,432,813)		587,432,813

Repurchase Agreements – 70.1%
Bank of America Corp., purchased on 7/29/11, 0.18%, due on 8/1/11 with a maturity value of $400,006,000, collateralized by various U.S. Government and Government Agency Obligations, 2.16%-5.87%, 5/1/24-8/1/41, fair value $407,855,717	400,000,000	400,000,000
Barclays Capital Group, purchased on 7/29/11, 0.20%, due on 8/1/11 with a maturity value of $350,005,833, collateralized by various U.S. Treasury Obligations, 2.00%-3.13%, 9/22/11-12/28/12, fair value $356,906,287	350,000,000	350,000,000
BNP Paribas, purchased on 7/29/11, 0.20%, due on 8/1/11 with a maturity value of $750,012,500, collateralized by various U.S. Government and Government Agency Obligations, 2.94%-6.50%, 8/15/18-7/15/41, fair value $764,955,929	750,000,000	750,000,000
Citigroup Global Markets, purchased on 7/29/11, 0.22%, due on 8/1/11 with a maturity value of $300,005,500, collateralized by various U.S. Government and Government Agency Obligations, 3.00%-6.00%, 5/1/17-8/15/44, fair value $306,000,001	300,000,000	300,000,000
Deutsche Bank, purchased on 7/26/11, 0.06%, due on 8/2/11 with a maturity value of $200,002,333, collateralized by various U.S. Government and Government Agency Obligations, 4.50%-7.00%, 2/1/39-7/20/41, fair value $204,453,270	200,000,000	200,000,000
Deutsche Bank, purchased on 7/29/11, 0.20%, due on 8/1/11 with a maturity value of $300,005,000, collateralized by various U.S. Government and Government Agency Obligations, 1.39%-6.05%, 3/1/18-6/20/61, fair value $306,000,724	300,000,000	300,000,000
Goldman Sachs, purchased on 7/29/11, 0.19%, due on 8/1/11 with a maturity value of $500,007,917, collateralized by various U.S. Treasury Obligations, 0.00%- 7.25%, 11/14/11-04/18/36, fair value $510,000,191	500,000,000	500,000,000
Goldman Sachs, purchased on 7/29/11, 0.20%, due on 8/1/11 with a maturity value of $230,003,833, collateralized by various U.S. Treasury Obligations, 1.95%- 2.88%, 9/22/11-6/22/12, fair value $234,600,001	230,000,000	230,000,000
Greenwich Capital Markets, Inc., purchased on 7/14/11, 0.05%, due on 8/16/11 with a maturity value of $150,006,875, collateralized by various U.S. Government and Government Agency Obligations, 2.43%-6.72%, 9/1/33-12/1/47, fair value $153,001,640	150,000,000	150,000,000
Greenwich Capital Markets, Inc., purchased on 7/29/11, 0.20%, due on 8/1/11 with a maturity value of $600,010,000, collateralized by various U.S. Treasury Obligations, 2.63%-6.00%, 8/15/20-2/15/26, fair value $612,001,241	600,000,000	600,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Repurchase Agreements, continued
Morgan Stanley & Co., Inc., purchased on 7/29/11, 0.21%, due on 8/1/11 with a maturity value of $100,001,750, collateralized by various U.S. Government and Government Agency Obligations, 1.812%-16.00%, 8/1/11-2/1/48, fair value $102,000,000	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,880,000,000)		3,880,000,000

TOTAL INVESTMENT SECURITIES (COST $5,433,339,082) — 98.2%		5,433,339,082

Percentages indicated are based on net assets of $5,533,392,037.
(a)

Variable rate security. The rate presented represents the rate in effect at July 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Discount note. Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Treasury Obligations— 33.5%
U.S. Treasury Bills – 2.0%
0.15%, 9/22/11(a)	50,000,000	49,988,914
0.09%, 11/17/11(a)	10,000,000	9,997,240

		59,986,154

U.S. Treasury Notes – 31.5%
1.00%, 8/31/11	200,000,000	200,138,145
4.63%, 8/31/11	25,000,000	25,092,967
1.00%, 9/30/11	183,859,000	184,122,391
1.00%, 10/31/11	200,000,000	200,445,511
0.75%, 11/30/11	150,000,000	150,305,706
1.13%, 12/15/11	50,000,000	50,147,158
1.00%, 12/31/11	100,000,000	100,377,944

		910,629,822

TOTAL U.S. TREASURY OBLIGATIONS (COST $970,615,976)		970,615,976

TOTAL INVESTMENTS SECURITIES (COST $970,615,976) — 33.5%		970,615,976

Percentages indicated are based on net assets of $2,895,084,964.

(a)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Company— 0.4%
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	67,821	67,820

TOTAL AFFILIATED INVESTMENT COMPANY (COST $67,820)		67,820

Affiliated Portfolios— 63.8%
HSBC Investor Growth Portfolio		4,545,524
HSBC Investor International Equity Portfolio		2,057,093
HSBC Investor Opportunity Portfolio		1,121,748
HSBC Investor Value Portfolio		4,523,444

TOTAL AFFILIATED PORTFOLIOS		12,247,809

Unaffiliated Investment Companies— 29.3%
Cohen & Steers Institutional Global Realty Shares, Inc.	919	19,867
CRM Small/Mid Cap Value Fund, Institutional Shares	73,265	1,126,822
Delaware Emerging Markets Fund, Class I Shares	57,516	898,400
EII Global Property Fund, Institutional Shares	3,725	59,676
Goldman Sachs High Yield Fund, Institutional Shares	141,164	1,036,129
JPMorgan High Yield Fund, Select Shares	124,387	1,019,973
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	9,663	88,800
Transamerica WMC Emerging Markets Fund, Class I Shares	103,380	1,381,162

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $5,536,771)		5,630,829

Exchange Traded Funds— 6.6%
iShares FTSE China 25 Index Fund	9,201	389,479
PowerShares Global Listed Private Equity Portfolio ETF	85,774	877,468

TOTAL EXCHANGE TRADED FUNDS (COST $1,273,025)		1,266,947

TOTAL INVESTMENT SECURITIES — 100.1%		19,213,405

Percentages indicated are based on net assets of $19,197,408.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.
ETF	Exchange Traded Fund

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

BALANCED STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Companies— 7.6%
HSBC Emerging Markets Debt Fund, Class I Shares	303,180	3,150,053
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	1,131,535	1,131,525

TOTAL AFFILIATED INVESTMENT COMPANIES (COST $4,204,332)		4,281,578

Affiliated Portfolios— 46.1%
HSBC Investor Growth Portfolio		9,808,804
HSBC Investor International Equity Portfolio		3,843,978
HSBC Investor Opportunity Portfolio		2,441,406
HSBC Investor Value Portfolio		9,759,297

TOTAL AFFILIATED PORTFOLIOS		25,853,485

Unaffiliated Investment Companies— 38.9%
Cohen & Steers Institutional Global Realty Shares, Inc.	17,616	380,864
CRM Small/Mid Cap Value Fund, Institutional Shares	160,137	2,462,915
Delaware Emerging Markets Fund, Class I Shares	85,383	1,333,683
EII Global Property Fund, Institutional Shares	35,993	576,605
Goldman Sachs High Yield Fund, Institutional Shares	536,012	3,934,272
JPMorgan High Yield Fund, Select Shares	477,133	3,912,492
Lord Abbett Core Fixed Income Fund, Institutional Shares	93,954	1,042,039
Metropolitan West Total Return Bond Fund, Institutional Shares	98,221	1,032,459
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01%(a)	271,810	271,812
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	373,229	3,429,974
PIMCO Total Return Fund, Institutional Shares	124,594	1,383,002
Transamerica WMC Emerging Markets Fund, Class I Shares	153,459	2,050,213

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $21,326,902)		21,810,330

Exchange Traded Funds— 7.4%
iShares FTSE China 25 Index Fund	19,408	821,541
iShares iBoxx $ Investment Grade Corporate Bond Fund	7,556	849,445
PowerShares Global Listed Private Equity Portfolio ETF	177,923	1,820,152
SPDR Gold Trust	3,982	630,789

TOTAL EXCHANGE TRADED FUNDS (COST $4,039,096)		4,121,927

TOTAL INVESTMENT SECURITIES — 100.0%		56,067,320

Percentages indicated are based on net assets of $56,067,954.

(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

MODERATE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Companies— 9.4%
HSBC Emerging Markets Debt Fund, Class I Shares	349,192	3,628,108
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	1,059,795	1,059,785

TOTAL AFFILIATED INVESTMENT COMPANIES (COST $4,598,352)		4,687,893

Affiliated Portfolios— 33.1%
HSBC Investor Growth Portfolio		5,833,128
HSBC Investor International Equity Portfolio		3,344,960
HSBC Investor Opportunity Portfolio		1,448,538
HSBC Investor Value Portfolio		5,774,097

TOTAL AFFILIATED PORTFOLIOS		16,400,723

Unaffiliated Investment Companies— 51.5%
Cohen & Steers Institutional Global Realty Shares, Inc.	13,250	286,463
CRM Small/Mid Cap Value Fund, Institutional Shares	91,980	1,414,654
Delaware Emerging Markets Fund, Class I Shares	54,441	850,375
EII Global Property Fund, Institutional Shares	24,140	386,719
Goldman Sachs High Yield Fund, Institutional Shares	464,669	3,410,616
Highbridge Statistical Market Neutral Fund, Select Shares	23,217	358,011
JPMorgan High Yield Fund, Select Shares	413,944	3,394,337
Lord Abbett Core Fixed Income Fund, Institutional Shares	286,683	3,179,575
Metropolitan West Total Return Bond Fund, Institutional Shares	299,660	3,149,892
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01%(a)	7,533	7,533
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	398,152	3,659,016
PIMCO Total Return Fund, Institutional Shares	375,624	4,169,441
Transamerica WMC Emerging Markets Fund, Class I Shares	98,197	1,311,913

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $24,889,509)		25,578,545

Exchange Traded Funds— 6.1%
iShares FTSE China 25 Index Fund	11,439	484,213
iShares iBoxx $ Investment Grade Corporate Bond Fund	6,461	726,345
PowerShares Global Listed Private Equity Portfolio ETF	92,686	948,178
SPDR Gold Trust	5,370	850,662

TOTAL EXCHANGE TRADED FUNDS (COST $2,903,040)		3,009,398

TOTAL INVESTMENT SECURITIES — 100.1%		49,676,559

Percentages indicated are based on net assets of $49,612,026.

(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Companies— 9.5%
HSBC Emerging Markets Debt Fund, Class I Shares	150,725	1,566,032
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	437,623	437,619

TOTAL AFFILIATED INVESTMENT COMPANIES (COST $1,965,600)		2,003,651

Affiliated Portfolios— 21.7%
HSBC Investor Growth Portfolio		1,506,893
HSBC Investor International Equity Portfolio		1,174,146
HSBC Investor Opportunity Portfolio		371,534
HSBC Investor Value Portfolio		1,491,142

TOTAL AFFILIATED PORTFOLIOS		4,543,715

Unaffiliated Investment Companies— 65.8%
Cohen & Steers Institutional Global Realty Shares, Inc.	1,022	22,087
CRM Small/Mid Cap Value Fund, Institutional Shares	23,341	358,977
Delaware Emerging Markets Fund, Class I Shares	5,061	79,045
EII Global Property Fund, Institutional Shares	2,385	38,203
Goldman Sachs High Yield Fund, Institutional Shares	180,693	1,326,271
Highbridge Statistical Market Neutral Fund, Select Shares	37,712	581,512
JPMorgan High Yield Fund, Select Shares	160,034	1,312,280
Lord Abbett Core Fixed Income Fund, Institutional Shares	226,001	2,503,613
Metropolitan West Total Return Bond Fund, Institutional Shares	238,541	2,507,605
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01%(a)	169,918	179,339
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	156,407	1,438,835
PIMCO Total Return Fund, Institutional Shares	300,082	3,330,915
Transamerica WMC Emerging Markets Fund, Class I Shares	9,488	126,756

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $13,615,587)		13,805,438

Exchange Traded Funds— 3.2%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,737	307,693
PowerShares Global Listed Private Equity Portfolio ETF	5,242	53,626
SPDR Gold Trust	1,990	315,236

TOTAL EXCHANGE TRADED FUNDS (COST $635,742)		676,555

TOTAL INVESTMENT SECURITIES— 100.2%		21,029,359

Percentages indicated are based on net assets of $20,982,881.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Principal Amount ($)	Value ($)

Yankee Dollars – 96.3%
Argentina – 4.0%
Republic of Argentina, 8.28%, 12/31/33	1,053,822	940,537
Republic of Argentina, 2.50%, 12/31/38(a)	1,025,000	443,312

		1,383,849

Bermuda – 0.7%
Pacnet Ltd., 9.25%, 11/9/15, Callable 11/9/13 @ 104.63	250,000	248,128

Brazil – 8.4%
Banco ABC Brasil SA, 7.88%, 4/8/20	100,000	100,750
Banco BMG SA, 9.15%, 1/15/16	350,000	376,250
Banco do Brasil SA, 5.88%, 1/26/22	450,000	455,625
Federal Republic of Brazil, 4.88%, 1/22/21	1,000,000	1,091,500
Federal Republic of Brazil, 8.75%, 2/4/25	450,000	643,500
Petrobras International Finance Co., 5.75%, 1/20/20	250,000	274,130

		2,941,755

China – 0.3%
Country Garden Holdings Co., 11.25%, 4/22/17, Callable 4/22/14 @ 105.62	100,000	105,000

Colombia – 2.7%
Bancolombia SA, 5.95%, 6/3/21	100,000	103,500
Republic of Colombia, 7.38%, 1/27/17	350,000	431,200
Republic of Colombia, 8.13%, 5/21/24	300,000	405,750

		940,450

Dominican Republic – 0.3%
Dominican Republic, 7.50%, 5/6/21	100,000	105,250

El Salvador – 0.7%
Republic of El Salvador, 7.75%, 1/24/23	225,000	255,375

Indonesia – 9.9%
Majapahit Holding BV, 8.00%, 8/7/19	225,000	276,188
Republic of Indonesia, 7.25%, 4/20/15	700,000	813,750
Republic of Indonesia, 7.50%, 1/15/16	200,000	237,551
Republic of Indonesia, 6.88%, 1/17/18	575,000	682,812
Republic of Indonesia, 5.88%, 3/13/20	1,100,000	1,251,250
Republic of Indonesia, 4.88%, 5/5/21	200,000	210,500

		3,472,051

Kazakhstan – 3.6%
Development Bank of Kazakhstan, 5.50%, 12/20/15	525,000	546,000
KazMunayGas National Co., 11.75%, 1/23/15	300,000	372,750
KazMunayGas National Co., 6.38%, 4/9/21	325,000	345,719

		1,264,469

Lithuania – 1.0%
Republic of Lithuania, 5.13%, 9/14/17	350,000	360,850

Malaysia – 1.1%
1Malaysia Sukuk Global Berhad, 3.93%, 6/4/15	175,000	185,148
Petronas Capital Ltd., 5.25%, 8/12/19	175,000	191,371

		376,519

Mexico – 11.5%
BBVA Bancomer SA, 6.50%, 3/10/21	375,000	388,125
Petroleos Mexicanos, 5.50%, 1/21/21	1,000,000	1,067,000
United Mexican States, Series A, 5.13%, 1/15/20, MTN	1,520,000	1,678,080
United Mexican States, Series A, 6.05%, 1/11/40	800,000	882,000

		4,015,205

Pakistan – 0.3%
Islamic Republic of Pakistan, 6.88%, 6/1/17	100,000	84,000

Panama – 3.1%
Republic of Panama, 5.20%, 1/30/20	875,000	971,250
Republic of Panama, 7.13%, 1/29/26	100,000	125,150

		1,096,400

Peru – 2.3%
Republic of Peru, 7.13%, 3/30/19	150,000	186,375
Republic of Peru, 8.75%, 11/21/33	320,000	458,400
Republic of Peru, 6.55%, 3/14/37	125,000	145,750

		790,525

Philippines – 3.7%
Republic of Philippines, 4.00%, 1/15/21	1,300,000	1,303,250

Poland – 1.8%
Republic of Poland, 3.88%, 7/16/15	250,000	260,000
Republic of Poland, 5.13%, 4/21/21	350,000	364,000

		624,000

Qatar – 1.6%
State of Qatar, 5.25%, 1/20/20	500,000	550,000

Russian Federation – 12.6%
Alfa MTN Issuance Ltd., Series E, 8.00%, 3/18/15, MTN	100,000	106,250
RSHB Capital SA, 6.30%, 5/15/17	475,000	508,046
Russia Foreign Bond, 5.00%, 4/29/20	1,000,000	1,052,500
Russia Foreign Bond, 7.50%, 3/31/30(b)	1,859,750	2,222,401
RZD Capital Ltd., Series E, 5.74%, 4/3/17, MTN	500,000	532,500

		4,421,697

South Africa – 2.2%
Republic of South Africa, 6.88%, 5/27/19	650,000	782,437

Turkey – 9.6%
Republic of Turkey, 7.00%, 9/26/16	750,000	865,350

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares or Principal Amount ($)	Value ($)

Yankee Dollars, continued
Turkey, continued
Republic of Turkey, 5.63%, 3/30/21	2,350,000	2,485,125

		3,350,475

Ukraine – 2.0%
Ukraine Government, 6.88%, 9/23/15	475,000	495,188
Ukraine Government, 7.75%, 9/23/20	200,000	209,000

		704,188

Uruguay – 1.4%
Republic of Uruguay, PIK, 7.88%, 1/15/33	375,000	485,625

Venezuela – 11.5%
Bolivarian Republic of Venezuela, 7.65%, 4/21/25	125,000	80,625
Bolivarian Republic of Venezuela, 9.25%, 5/7/28	750,000	529,500
Petroleos de Venezuela SA, 8.50%, 11/2/17	2,225,000	1,695,450
Republic of Venezuela, 7.75%, 10/13/19	2,400,000	1,730,400

		4,035,975

TOTAL YANKEE DOLLARS (COST $32,610,405)		33,697,473

Investment Company – 2.4%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01% (c)	832,281	832,281

TOTAL INVESTMENT COMPANY (COST $832,281)		832,281

TOTAL INVESTMENT SECURITIES (COST $33,442,686) — 98.7%		34,529,754

Percentages indicated are based on net assets of $34,994,422.
MTN	Medium Term Note
PIK	Payment-in-Kind
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2011. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Step Bond: Coupon rate is set for an initial period and then increases to a higher coupon rate at a specified date. The rate represents the effective yield at July 31, 2011.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

Written Put Options (0.0%)
Contracts	Fair Value ($)

(340,000) On EURUSD FX, Strike @1.40, Exp. 9/28/11	(4,127)

Total Written Put Options (Premium received $(6,618))	(4,127)

At July 31, 2011, the Fund’s open forward foreign currency contracts were as follows:

Short Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value($)	Value($)	Unrealized Appreciation/ (Depreciation)($)

Czech Koruna	8/15/11	7,661,500	441,501	455,772	(14,271)
Euro	9/8/11	1,150,000	1,659,841	1,650,674	9,167
Mexican Peso	8/8/11	6,106,880	520,000	519,939	61

			2,621,342	2,626,385	(5,043)

Long Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value($)	Value($)	Unrealized Appreciation/ (Depreciation)($)

Czech Koruna	8/15/11	7,661,500	440,000	455,772	15,772
Mexican Peso	8/8/11	6,106,880	512,882	519,939	7,057

			952,882	975,711	22,829

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Principal Amount ($)	Value ($)

Foreign Bonds – 54.3%
Colombia – 2.9%
Republic of Colombia, 12.00%, 10/22/15(a)	1,050,000,000	752,381

Indonesia – 5.7%
Indonesia Government, Series FR28, 10.00%, 7/15/17(a)	9,100,000,000	1,238,606
Indonesia Government, Series FR56, 8.38%, 9/15/26(a)	2,100,000,000	259,543

		1,498,149

Malaysia – 5.9%
Malaysian Government, Series 0409, 3.74%, 2/27/15(a)	4,500,000	1,537,630

Mexico – 12.3%
Mexican Bonos Desarr, Series MI10, 9.00%, 12/20/12(a)(b)	27,740,000	2,492,390
Mexican Bonos Desarr, Series MI10, 8.00%, 12/19/13(a)(c)	3,410,000	309,250
Mexican Bonos Desarr, Series M, 8.00%, 6/11/20(a)(c)	4,500,000	420,828

		3,222,468

Peru – 1.6%
Peru Bono Soberano, 9.91%, 5/5/15(a)	1,015,000	427,808

Poland – 6.5%
Poland Government Bond, Series 0414, 5.75%, 4/25/14(a)	4,600,000	1,693,134

Russian Federation – 1.5%
Russia Foreign Bond, 7.85%, 3/10/18(a)	10,000,000	381,428

South Africa – 7.6%
Republic of South Africa, Series R157, 13.50%, 9/15/15(a)	10,000,000	1,820,471
Republic of South Africa, Series R207, 7.25%, 1/15/20(a)	1,200,000	169,274

		1,989,745

Thailand – 4.6%
Thailand Government Bond, 4.13%, 11/18/16(a)	35,000,000	1,186,488

Turkey – 5.7%
Turkey Government Bond, 10.00%, 4/10/13(a)(b)	2,480,000	1,495,666

TOTAL FOREIGN BONDS (COST $14,153,965)		14,184,897

Yankee Dollars – 5.3%
Brazil – 1.4%
Banco BMG SA, 9.15%, 1/15/16	100,000	107,500
Banco Votorantim, 4.25%, 2/8/13, MTN(b)	250,000	255,012

		362,512

Kazakhstan – 0.9%
KazMunayGas National Co., Series 1, 8.38%, 7/2/13, MTN	225,000	245,250

Russian Federation – 2.2%
AK Transneft OJSC, 7.70%, 8/7/13	225,000	250,024
Alfa MTN Invest Ltd., 9.25%, 6/24/13, MTN	100,000	108,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares or Principal Amount ($)	Value ($)

Yankee Dollars, continued
Russian Federation, continued
Sberbank, Series E, 6.48%, 5/15/13, MTN	200,000	215,500

		573,524

United Arab Emirates – 0.8%
The Abu Dhabi National Energy Co. (TAQA), 6.60%, 8/1/13	200,000	217,500

TOTAL YANKEE DOLLARS (COST $1,392,113)		1,398,786

Investment Company – 38.4%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01% (d)	10,041,753	10,041,753

TOTAL INVESTMENT COMPANY (COST $10,041,753)		10,041,753

TOTAL INVESTMENT SECURITIES (COST $25,587,831) — 98.0%		25,625,436

Percentages indicated are based on net assets of $26,143,374.
MTN	Medium Term Note
(a)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(b)	Step Bond: Coupon rate is set for an initial period and then increases to a higher coupon rate at a specified date. The rate represents the effective yield at July 31, 2011.
(c)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2011. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(d)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

At July 31, 2011, the Fund’s open forward foreign currency contracts were as follows:

Short Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value($)	Value($)	Unrealized Appreciation/ (Depreciation)($)

Argentine Peso	8/11/11	1,008,175	242,846	243,248	(402)
Brazilian Real	8/2/11	788,250	479,821	508,483	(28,662)
Brazilian Real	8/2/11	55,045	35,000	35,508	(508)
Brazilian Real	8/2/11	2,442,284	1,545,749	1,575,463	(29,714)
Brazilian Real	8/2/11	3,285,579	2,111,147	2,119,455	(8,308)
Brazilian Real	10/19/11	613,244	380,000	388,246	(8,246)
Chilean Peso	8/8/11	119,400,000	250,788	260,813	(10,025)
Chilean Peso	8/8/11	119,025,000	256,519	259,994	(3,475)
Colombian Peso	8/31/11	685,125,000	375,000	385,172	(10,172)
Colombian Peso	10/19/11	460,625,000	258,924	258,507	417
Czech Koruna	8/15/11	419,350	25,000	24,946	54
Czech Koruna	8/15/11	8,596,585	497,776	511,399	(13,623)
Czech Koruna	10/19/11	419,350	24,245	24,938	(693)
Czech Koruna	10/19/11	4,455,105	255,000	264,937	(9,937)
Hungarian Forint	9/12/11	9,352,500	50,000	49,636	364
Hungarian Forint	9/12/11	37,293,240	202,000	197,926	4,074
Hungarian Forint	9/12/11	95,685,000	500,000	507,828	(7,828)
Indian Rupee	8/8/11	22,703,460	507,000	513,087	(6,087)
Indian Rupee	8/8/11	11,406,540	255,637	257,782	(2,145)
Mexican Peso	8/8/11	83,030,513	6,984,985	7,069,205	(84,220)
Mexican Peso	8/8/11	2,934,500	250,000	249,843	157
Mexican Peso	8/8/11	3,620,570	303,675	308,255	(4,580)
Mexican Peso	8/8/11	411,653	35,000	35,048	(48)
Mexican Peso	8/8/11	5,091,188	431,000	433,463	(2,463)
Mexican Peso	10/19/11	2,514,156	212,533	212,621	(88)
Polish Zloty	8/11/11	137,600	50,000	49,440	560
Polish Zloty	8/11/11	1,387,350	500,000	498,480	1,520
Polish Zloty	8/11/11	927,970	325,079	333,424	(8,345)
Russian Ruble	8/30/11	14,359,050	510,000	517,957	(7,957)
Russian Ruble	8/30/11	14,928,590	539,133	538,501	632
South African Rand	8/15/11	4,707,319	677,098	703,849	(26,751)
South African Rand	10/19/11	779,782	111,891	115,467	(3,576)
Thai Baht	10/31/11	1,489,770	49,135	49,585	(450)

			19,231,981	19,502,506	(270,525)

Long Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value($)	Value($)	Unrealized Appreciation/ (Depreciation)($)

Argentine Peso	8/11/11	1,008,175	243,685	243,248	(437)
Argentine Peso	10/19/11	1,008,175	238,565	239,191	626
Brazilian Real	8/2/11	2,404,039	1,511,119	1,550,792	39,673
Brazilian Real	8/2/11	881,540	550,000	568,662	18,662
Brazilian Real	8/2/11	843,295	541,859	543,991	2,132
Brazilian Real	10/19/11	2,442,284	1,519,968	1,546,214	26,246
Chilean Peso	8/8/11	238,425,000	510,000	520,806	10,806
Chilean Peso	10/19/11	119,025,000	254,436	257,751	3,315
Chinese Renminbi	9/27/11	1,622,500	251,500	251,976	476
Colombian Peso	8/31/11	224,500,000	125,000	126,212	1,212
Colombian Peso	8/31/11	460,625,000	259,507	258,960	(547)
Czech Koruna	8/15/11	8,596,585	500,000	511,399	11,399
Czech Koruna	8/15/11	419,350	24,254	24,947	693
Czech Koruna	10/19/11	8,596,585	497,603	511,223	13,620
Hong Kong Dollar	10/27/11	9,932,241	1,276,982	1,275,267	(1,715)
Hungarian Forint	9/12/11	141,450,000	750,000	750,716	716
Hungarian Forint	9/12/11	97,030,000	500,000	514,966	14,966
Hungarian Forint	9/12/11	49,934,100	255,000	265,015	10,015
Indian Rupee	8/8/11	34,110,000	750,000	770,869	20,869
Indian Rupee	10/19/11	11,406,540	253,479	254,446	967
Indonesian Rupiah	10/31/11	5,236,700,000	609,060	609,112	52
Israeli New Shekel	10/26/11	1,397,144	408,199	406,720	(1,479)
Korean Won	10/28/11	547,625,000	512,806	518,021	5,215
Mexican Peso	8/8/11	69,956,196	5,867,824	5,956,060	88,236
Mexican Peso	8/8/11	8,236,185	690,000	701,228	11,228
Mexican Peso	8/8/11	8,542,916	724,436	727,343	2,907
Mexican Peso	8/8/11	1,400,000	117,336	119,196	1,860
Mexican Peso	8/8/11	4,438,970	380,000	377,933	(2,067)
Mexican Peso	8/8/11	2,514,156	213,953	214,055	102
New Taiwan Dollar	10/27/11	7,157,500	250,306	248,694	(1,612)
Peruvian Nuevo Sol	9/23/11	82,920	30,000	30,225	225
Philippine Peso	9/26/11	12,779,400	293,106	302,007	8,901
Philippine Peso	9/26/11	22,038,480	511,571	520,820	9,249
Polish Zloty	8/11/11	2,106,395	750,000	756,836	6,836
Polish Zloty	8/11/11	177,246	62,600	63,685	1,085
Polish Zloty	8/11/11	169,280	62,562	60,823	(1,739)
Polish Zloty	10/19/11	927,970	323,042	331,093	8,051
Romanian New Leu	1/9/12	1,437,600	480,000	479,725	(275)
Romanian New Leu	1/9/12	1,272,107	423,824	424,500	676
Russian Ruble	8/30/11	22,156,785	775,000	799,235	24,235
Russian Ruble	8/30/11	5,337,575	190,000	192,536	2,536
Russian Ruble	8/30/11	1,793,280	64,000	64,687	687
Russian Ruble	10/19/11	14,928,590	536,276	535,578	(698)
Singapore Dollar	10/11/11	1,574,916	1,287,064	1,308,533	21,469
South African Rand	8/15/11	3,620,741	538,640	541,381	2,741
South African Rand	8/15/11	306,797	45,000	45,873	873
South African Rand	8/15/11	779,782	112,946	116,595	3,649
Thai Baht	10/31/11	6,353,640	209,449	211,470	2,021
Turkish Lira	9/6/11	966,634	587,120	568,311	(18,809)
Turkish Lira	9/6/11	41,053	25,000	24,136	(864)
Turkish Lira	9/6/11	511,217	300,000	300,558	558

			28,194,077	28,543,620	349,543

Interest Rate Swap Agreements

At July 31, 2011, the Fund’s open interest rate swap agreements were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty

Pay	1-Year BRL CDI	12.63	01/02/13	JPMorgan Chase Bank N.A.

Pay	3-month ZAR-JIBAR-SAFEX	5.88	06/03/12	JPMorgan Chase Bank N.A.

Pay	3-month ZAR-JIBAR-SAFEX	5.93	05/19/12	JPMorgan Chase Bank N.A.

Notional Amount (Local)		Notional Amount ($)	Value($)	Upfront Premiums Paid/(Received)($)	Unrealized Appreciaton/ (Depreciation)($)

3,900,000	BRL	2,515,804	2,187	-	2,187

60,000,000	ZAR	38,704,683	14,729	-	14,729

45,000,000	ZAR	29,028,512	15,748	-	15,748

			32,664	-	32,664

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.6%
Aerospace & Defense – 3.2%
Goodrich Corp.	15,100	1,436,614
United Technologies Corp.	24,700	2,046,148

		3,482,762

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	15,650	1,131,652

Auto Components – 1.2%
BorgWarner, Inc.(a)	16,400	1,305,768

Capital Markets – 2.3%
Franklin Resources, Inc.	12,700	1,612,392
TD Ameritrade Holding Corp.	49,800	914,328

		2,526,720

Chemicals – 2.1%
Ecolab, Inc.	22,200	1,110,000
Monsanto Co.	16,800	1,234,464

		2,344,464

Communications Equipment – 3.1%
QUALCOMM, Inc.	61,500	3,368,970

Computers & Peripherals – 8.5%
Apple, Inc.(a)	14,150	5,525,292
EMC Corp.(a)	104,700	2,730,576
NetApp, Inc.(a)	23,100	1,097,712

		9,353,580

Construction & Engineering – 1.6%
Fluor Corp.	27,400	1,740,722

Diversified Financial Services – 3.1%
CME Group, Inc.	3,600	1,041,084
IntercontinentalExchange, Inc.(a)	10,500	1,294,650
JPMorgan Chase & Co.	26,900	1,088,105

		3,423,839

Energy Equipment & Services – 6.2%
FMC Technologies, Inc.(a)	50,600	2,307,360
Halliburton Co.	23,100	1,264,263
Schlumberger Ltd.	35,800	3,235,246

		6,806,869

Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	14,500	1,134,625

Food Products – 1.6%
Green Mountain Coffee Roasters, Inc.(a)	16,700	1,735,965

Health Care Equipment & Supplies – 2.8%
Edwards Lifesciences Corp.(a)	12,900	920,415
Intuitive Surgical, Inc.(a)	2,500	1,001,375
Varian Medical Systems, Inc.(a)	17,700	1,110,852

		3,032,642

Health Care Providers & Services – 4.2%
Express Scripts, Inc.(a)	39,050	2,118,853
UnitedHealth Group, Inc.	49,200	2,441,796

		4,560,649

Health Care Technology – 1.1%
Cerner Corp.(a)	18,300	1,216,767

Hotels, Restaurants & Leisure – 4.7%
Ctrip.com International Ltd. ADR(a)	24,700	1,138,670
Dunkin’ Brands Group, Inc.(a)	400	11,572
Las Vegas Sands Corp.(a)	37,300	1,759,814
Starbucks Corp.	29,700	1,190,673
Yum! Brands, Inc.	19,400	1,024,708

		5,125,437

Internet & Catalog Retail – 5.0%
Amazon.com, Inc.(a)	14,200	3,159,784
Netflix, Inc.(a)	2,100	558,579
Priceline.com, Inc.(a)	3,160	1,698,974

		5,417,337

Internet Software & Services – 5.0%
Baidu, Inc. ADR(a)	12,225	1,920,181
Google, Inc., Class A(a)	4,280	2,583,793
VeriSign, Inc.	32,600	1,017,446

		5,521,420

IT Services – 5.3%
Cognizant Technology Solutions Corp.(a)	40,900	2,857,683
Visa, Inc., Class A	34,400	2,942,576

		5,800,259

Machinery – 5.4%
Danaher Corp.	55,900	2,745,249
Deere & Co.	21,800	1,711,518
Illinois Tool Works, Inc.	28,500	1,419,300

		5,876,067

Media – 2.3%
Scripps Networks Interactive, Inc., Class A	22,000	1,019,480
The Walt Disney Co.	39,000	1,506,180

		2,525,660

Metals & Mining – 3.6%
Cliffs Natural Resources, Inc.	18,700	1,679,634
Freeport-McMoRan Copper & Gold, Inc.	21,400	1,133,344
Walter Energy, Inc.	9,000	1,103,130

		3,916,108

Oil, Gas & Consumable Fuels – 3.5%
Concho Resources, Inc.(a)	19,200	1,796,736
Occidental Petroleum Corp.	20,400	2,002,872

		3,799,608

Personal Products – 1.0%
The Estee Lauder Cos., Inc., Class A	10,800	1,133,028

Pharmaceuticals – 3.2%
Mylan, Inc.(a)	44,600	1,015,988
Perrigo Co.	10,200	921,162
Shire plc ADR	14,700	1,528,800

		3,465,950

Road & Rail – 3.0%
Union Pacific Corp.	32,600	3,340,848

Semiconductors & Semiconductor Equipment – 1.8%
Altera Corp.	27,800	1,136,464
Texas Instruments, Inc.	29,100	865,725

		2,002,189

Software – 7.3%
Autodesk, Inc.(a)	35,200	1,210,880

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Software, continued
Citrix Systems, Inc.(a)	21,300	1,534,452
Intuit, Inc.(a)	21,400	999,380
Oracle Corp.	88,800	2,715,504
Salesforce.com, Inc.(a)	10,700	1,548,397

		8,008,613

Specialty Retail – 1.2%
O’Reilly Automotive, Inc.(a)	21,400	1,273,300

Textiles, Apparel & Luxury Goods – 0.6%
Polo Ralph Lauren Corp.	5,100	688,857

Wireless Telecommunication Services – 1.7%
American Tower Corp., Class A(a)	35,500	1,864,815

TOTAL COMMON STOCKS (COST $81,566,554)		106,925,490

Investment Company – 2.5%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01% (b)	2,716,384	2,716,384

TOTAL INVESTMENT COMPANY (COST $2,716,384)		2,716,384

TOTAL INVESTMENT SECURITIES (COST $84,282,938) — 100.1%		109,641,874

Percentages indicated are based on net assets of $109,543,768.
ADR	American Depositary Receipt
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.9%
Belgium – 1.7%
Anheuser-Busch InBev NV	12,120	697,464

Brazil – 2.3%
Banco do Brasil SA	12,600	212,872
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,900	173,101
Companhia Energetica de Sao Paulo, Preferred B Shares	11,500	237,314
PDG Realty SA	58,900	310,040

		933,327

Canada – 4.1%
Bankers Petroleum Ltd.(a)	45,900	288,317
Canadian Oil Sands Ltd.	14,600	399,085
First Quantum Minerals Ltd.	2,700	374,416
Yamana Gold, Inc.	47,300	613,954

		1,675,772

China – 1.4%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd., Class H	142,220	279,709
Minth Group Ltd.	190,000	304,909

		584,618

Denmark – 0.9%
Carlsberg A/S, Class B	3,879	381,090

France – 5.3%
Alstom SA	8,990	473,186
PPR	2,777	513,143
Safran SA	15,364	638,569
Vinci SA	9,773	566,283

		2,191,181

Germany – 5.8%
Deutsche Post AG	32,024	565,325
Fresenius SE & Co. KGaA	5,893	630,396
Henkel AG & Co. KGaA	9,444	515,199
SAP AG	11,109	694,462

		2,405,382

Greece – 0.5%
Public Power Corp.	18,356	225,910

Hong Kong – 2.1%
Guangdong Investment Ltd.	476,000	256,581
Huabao International Holdings Ltd.	264,900	224,428
The Wharf Holdings Ltd.	51,300	376,844

		857,853

Indonesia – 1.8%
PT Bank Negara Indonesia (Persero) Tbk	713,500	372,751
PT Bumi Resources Tbk	1,055,500	376,913

		749,664

Ireland (Republic of) – 1.0%
Accenture plc, Class A	6,800	402,152

Israel – 2.5%
Israel Chemicals Ltd.	26,937	453,669
Teva Pharmaceutical Industries Ltd. ADR	12,700	592,328

		1,045,997

Italy – 3.0%
Enel SpA	53,984	310,869
Intesa Sanpaolo SpA	268,299	618,825
Telecom Italia SpA	256,032	322,117

		1,251,811

Japan – 20.8%
Asahi Kasei Corp.	65,000	459,913
Bridgestone Corp.	31,000	771,295
Canon, Inc.	10,100	487,031
East Japan Railway Co.	11,200	705,003
Hitachi Ltd.	72,000	444,072
Honda Motor Co. Ltd.	19,600	777,800
JX Holdings, Inc.	81,700	590,813
Mitsui & Co. Ltd.	32,600	613,876
Nippon Electric Glass Co. Ltd.	24,000	302,044
Nippon Telegraph & Telephone Corp.	11,600	573,794
ORIX Corp.	3,600	388,417
Sony Corp.	12,610	316,350
Sumitomo Corp.	45,000	634,318
Sumitomo Realty & Development Co. Ltd.	20,500	506,195
The Bank of Yokohama Ltd.	120,000	587,849
The Kansai Electric Power Co., Inc.	25,800	434,699

		8,593,469

Netherlands – 2.8%
ING Groep NV(a)	37,863	406,251
Koninklijke (Royal) Philips Electronics NV	12,244	304,068
Koninklijke Ahold NV	32,336	430,507

		1,140,826

Norway – 3.5%
DnB NOR ASA	24,069	350,209
Telenor ASA	24,957	417,344
Yara International ASA	11,646	665,593

		1,433,146

Poland – 0.6%
PGE SA	31,090	259,264

Russian Federation – 0.9%
Gazprom OAO ADR	25,400	363,466

Singapore – 2.7%
DBS Group Holdings Ltd.	46,000	592,941
Keppel Corp. Ltd.	59,200	544,250

		1,137,191

South Korea – 3.3%
DGB Financial Group, Inc.(a)	24,490	388,029
Hyundai Mobis	2,107	758,735

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
South Korea, continued
Samsung Electronics Co. Ltd.	267	213,865

		1,360,629

Spain – 0.2%
Abertis Infraestructuras SA	5,572	102,488

Sweden – 1.5%
Telefonaktiebolaget LM Ericsson ADR	49,100	613,750

Switzerland – 6.4%
Nestle SA	7,973	508,054
Novartis AG	14,851	910,686
Swiss Re Ltd.	6,516	366,960
Syngenta AG, Registered	988	314,615
Xstrata plc	24,613	519,215

		2,619,530

Taiwan – 0.7%
Wistron Corp.	161,000	271,281

Thailand – 1.2%
Bangkok Bank Public Co. Ltd., Foreign Registered	87,000	514,509

Turkey – 0.7%
Turk Telekomunikasyon AS	67,814	287,649

United Kingdom – 20.2%
Anglo American plc	9,138	432,461
Aviva plc	31,790	207,000
Barclays plc	104,695	379,833
BG Group plc	17,465	411,702
British American Tobacco plc	9,346	431,357
British Land Co., plc	26,800	256,310
GlaxoSmithKline plc ADR	12,500	555,250
Imperial Tobacco Group plc	13,693	473,932
Lloyds Banking Group plc(a)	413,285	291,904
Lloyds Banking Group plc ADR(a)	9,500	26,410
National Grid plc	55,235	540,359
Pearson plc	23,200	445,121
Prudential plc	36,573	411,904
Reed Elsevier plc	60,469	548,212
Smith & Nephew plc	47,277	497,253
Tesco plc	76,708	481,759
Tullow Oil plc	40,256	808,616
Vedanta Resources plc	12,999	375,766
Vodafone Group plc	279,474	783,625

		8,358,774

TOTAL COMMON STOCKS (COST $40,016,463)		40,458,193

Investment Company – 1.0%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01% (b)	426,507	426,507

TOTAL INVESTMENT COMPANY (COST $426,507)		426,507

TOTAL INVESTMENT SECURITIES (COST $40,442,970) — 98.9%		40,884,700

Percentages indicated are based on net assets of $41,354,069.
ADR	American Depositary Receipt
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

At July 31, 2011, the Portfolio’s open forward foreign currency contracts were as follows:

Short Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value($)	Value($)	Unrealized Appreciation/ (Depreciation)($)

Euro	8/2/11	(86,139)	123,479	123,755	(276)
Euro	8/2/11	(181,588)	260,306	260,887	(581)

			383,785	384,642	(857)

Long Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation)($)

Canadian Dollar	8/2/11	10,934	11,526	11,447	(79)
Canadian Dollar	8/2/11	13,408	14,135	14,037	(98)
British Sterling Pound	8/1/11	94,066	153,506	154,381	875
British Sterling Pound	8/2/11	52,226	85,489	85,714	225
Japanese Yen	8/1/11	6,592,632	84,706	85,652	946

			349,362	351,231	1,869

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2011:

Industry	Percent of Net assets

Commercial Banks	10.5%
Metals & Mining	7.0
Oil, Gas & Consumable Fuels	6.9
Chemicals	6.4
Pharmaceuticals	5.0
Electric Utilities	4.1
Electronic Equipment, Instruments & Components	4.1
Diversified Telecommunication Services	3.9
Trading Companies & Distributors	3.0
Insurance	2.9
Industrial Conglomerates	2.8
Health Care Equipment & Supplies	2.7
Beverages	2.6
Food & Staples Retailing	2.2
Tobacco	2.2
Real Estate Management & Development	2.0
Auto Components	1.9
Automobiles	1.9
Wireless Telecommunication Services	1.9
Auto Parts & Equipment	1.8
Machinery	1.8
Road & Rail	1.7
Software	1.7
Communications Equipment	1.5
Energy Equipment & Services	1.5
Air Freight & Logistics	1.4
Construction & Engineering	1.4
Diversified Consumer Services	1.3
Food Products	1.2
Multiline Retail	1.2
Office Electronics	1.2
Media	1.1
IT Services	1.0
Investment Company	1.0
Diversified Financial Services	0.9
Household Durables	0.8
Computers & Peripherals	0.7
Real Estate Investment Trusts (REITs)	0.6
Semiconductors & Semiconductor Equipment	0.5
Water Utilities	0.4
Transportation Infrastructure	0.2

Total Investments	98.9%

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks – 95.1%
Aerospace & Defense – 2.4%
BE Aerospace, Inc.(a)	96,220	3,829,556

Auto Components – 2.3%
The Goodyear Tire & Rubber Co.(a)	219,230	3,544,949

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc.(a)	69,860	3,968,048

Capital Markets – 3.3%
MF Global Holdings Ltd.(a)	308,630	2,274,603

Waddell & Reed Financial, Inc., Class A	78,480	2,880,216

		5,154,819

Chemicals – 4.7%
Celanese Corp., Series A	68,240	3,762,071
Westlake Chemical Corp.	70,845	3,666,229

		7,428,300

Commercial Banks – 1.5%
First Horizon National Corp.	1	9
First Republic Bank(a)	82,580	2,338,665

		2,338,674

Commercial Services & Supplies – 4.6%
FleetCor Technologies, Inc.(a)	45,630	1,352,473
Hertz Global Holdings, Inc.(a)	251,640	3,540,575
Waste Connections, Inc.	71,225	2,296,294

		7,189,342

Communications Equipment – 2.2%
Brocade Communications Systems, Inc.(a)	370,560	2,030,669
Polycom, Inc.(a)	53,500	1,446,105

		3,476,774

Containers & Packaging – 3.2%
Crown Holdings, Inc.(a)	70,200	2,696,382
Packaging Corp. of America	84,280	2,247,748

		4,944,130

Diversified Consumer Services – 1.1%
New Oriental Education & Technology Group, Inc. ADR(a)	13,130	1,677,095

Diversified Financial Services – 1.2%
MSCI, Inc., Class A(a)	54,600	1,937,754

Electrical Equipment – 2.3%
AMETEK, Inc.	36,000	1,530,000
Hubbell, Inc., Class B	35,830	2,130,810

		3,660,810

Electronic Components & Semiconductors – 2.8%
Harman International Industries, Inc.	66,410	2,762,656
Novellus Systems, Inc.(a)	4,790	148,682
Teradyne, Inc.(a)	107,480	1,449,905

		4,361,243

Food Products – 2.6%
Ralcorp Holdings, Inc.(a)	46,230	3,998,895

Health Care Equipment & Supplies – 2.2%
Hill-Rom Holdings, Inc.	91,450	3,410,170

Health Care Providers & Services – 2.9%
Community Health Systems, Inc.(a)	75,920	1,961,773
Coventry Health Care, Inc.(a)	80,620	2,579,840

		4,541,613

Internet Software & Services – 1.6%
VeriSign, Inc.	78,480	2,449,361

IT Services – 3.1%
Alliance Data Systems Corp.(a)	34,290	3,372,079
Syntel, Inc.	27,720	1,523,768

		4,895,847

Life Sciences Tools & Services – 4.3%
Illumina, Inc.(a)	28,580	1,784,821
Life Technologies Corp.(a)	45,210	2,035,806
Mettler-Toledo International, Inc.(a)	19,280	2,984,737

		6,805,364

Machinery – 5.1%
Crane Co.	69,734	3,230,079
IDEX Corp.	64,400	2,671,312
Snap-on, Inc.	37,530	2,133,956

		8,035,347

Metals & Mining – 1.6%
Compass Minerals International, Inc.	32,410	2,551,963

Oil, Gas & Consumable Fuels – 10.5%
Alpha Natural Resources, Inc.(a)	73,412	3,135,427
Consol Energy, Inc.	23,050	1,235,480
Denbury Resources, Inc.(a)	200,200	3,867,864
Ensco International plc ADR	58,860	3,134,295
Tesoro Corp.(a)	208,480	5,063,979

		16,437,045

Pharmaceuticals – 1.8%
Elan Corp. plc ADR(a)	236,290	2,613,367
Santarus, Inc.(a)	83,910	273,547

		2,886,914

Professional Services – 1.4%
IHS, Inc., Class A(a)	29,510	2,174,592

Real Estate Investment Trusts (REITs) – 1.6%
Hospitality Properties Trust	102,360	2,584,590

Road & Rail – 2.1%
Landstar System, Inc.	71,650	3,213,502

Semiconductors & Semiconductor Equipment – 4.0%
LSI Corp.(a)	377,470	2,778,179
NXP Semiconductors N.V.	38,530	762,124
ON Semiconductor Corp.(a)	319,880	2,779,757

		6,320,060

Software – 8.4%
BMC Software, Inc.(a)	61,970	2,678,343
Check Point Software Technologies Ltd.(a)	68,450	3,946,143
Informatica Corp.(a)	58,770	3,004,910
Nuance Communications, Inc.(a)	176,580	3,533,366

		13,162,762

Specialty Retail – 1.5%
O’Reilly Automotive, Inc.(a)	38,170	2,271,115

Textiles, Apparel & Luxury Goods – 3.3%
Foot Locker, Inc.	157,380	3,419,867

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares	Value ($	)

Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
Fossil, Inc.(a)	13,600	1,709,112

		5,128,979

Trading Companies & Distributors – 1.3%
WESCO International, Inc.(a)	41,580	2,107,690

Wireless Telecommunication Services – 1.7%
NII Holdings, Inc.(a)	63,980	2,709,553

TOTAL COMMON STOCKS (COST $123,395,677)		149,196,856

Investment Company – 2.1%
Northern Institutional Government Select Portfolio, Institutional Shares, 0.01% (b)	3,230,341	3,230,341

TOTAL INVESTMENT COMPANY (COST $3,230,341)		3,230,341

TOTAL INVESTMENTS SECURITIES (COST $126,626,018) — 97.2%		152,427,197

Percentages indicated are based on net assets of $156,869,761.
ADR	American Depositary Receipt
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR VALUE PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks – 94.0%
Aerospace & Defense – 2.0%
Lockheed Martin Corp.	6,900	522,537
Raytheon Co.	13,400	599,382

		1,121,919

Automobiles – 1.7%
General Motors Co.(a)	33,800	935,584

Biotechnology – 3.7%
Amgen, Inc.(a)	38,400	2,100,480

Capital Markets – 2.5%
Goldman Sachs Group, Inc.	10,400	1,403,688

Commercial Banks – 2.6%
Wells Fargo & Co.	52,500	1,466,850

Commercial Services & Supplies – 1.0%
Pitney Bowes, Inc.	25,400	547,370

Communications Equipment – 6.4%
Cisco Systems, Inc.	52,100	832,037
Motorola Mobility Holdings, Inc.(a)	51,525	1,153,129
Motorola Solutions, Inc.(a)	36,328	1,630,764

		3,615,930

Diversified Financial Services – 4.9%
Citigroup, Inc.	48,320	1,852,589
JPMorgan Chase & Co.	22,150	895,967

		2,748,556

Energy Equipment & Services – 1.1%
Halliburton Co.	11,550	632,132

Food & Staples Retailing – 2.0%
CVS Caremark Corp.	31,400	1,141,390

Independent Power Producers & Energy Traders – 1.3%
NRG Energy, Inc.(a)	29,500	723,340

Insurance – 15.6%
Aon Corp.	32,900	1,583,148
Genworth Financial, Inc., Class A(a)	117,900	980,928
Lincoln National Corp.	25,900	686,350
Loews Corp.	34,440	1,373,123
MetLife, Inc.	42,000	1,730,820
The Hartford Financial Services Group, Inc.	43,900	1,028,138
Unum Group	56,100	1,368,279

		8,750,786

Machinery – 1.6%
Ingersoll-Rand plc	23,900	894,338

Media – 6.6%
Time Warner, Inc.	34,950	1,228,842
Viacom, Inc., Class B	51,400	2,488,788

		3,717,630

Metals & Mining – 6.7%
AngloGold Ashanti Ltd. ADR	51,527	2,161,042
Barrick Gold Corp.	33,600	1,598,352

		3,759,394

Oil, Gas & Consumable Fuels – 13.5%
Apache Corp.	18,450	2,282,634
Canadian Natural Resources Ltd.	32,000	1,289,280
Hess Corp.	12,100	829,576
Noble Energy, Inc.	13,310	1,326,741
Occidental Petroleum Corp.	8,300	814,894
Talisman Energy, Inc.	59,300	1,082,225

		7,625,350

Pharmaceuticals – 11.5%
Merck & Co., Inc.	22,800	778,164
Pfizer, Inc.	138,200	2,658,968
Sanofi-Aventis ADR	54,400	2,108,000
Teva Pharmaceutical Industries Ltd. ADR	19,300	900,152

		6,445,284

Road & Rail – 1.6%
Union Pacific Corp.	8,900	912,072

Software – 6.3%
CA, Inc.	115,400	2,573,420
Microsoft Corp.	35,500	972,700

		3,546,120

Tobacco – 1.4%
Philip Morris International, Inc.	11,400	811,338

TOTAL COMMON STOCKS (COST $49,309,211)		52,899,551

Investment Company – 5.7%
Northern Institutional Government Select Portfolio, Institutional Shares, 0.01% (b)	3,183,102	3,183,102

TOTAL INVESTMENT COMPANY (COST $3,183,102)		3,183,102

TOTAL INVESTMENT SECURITIES (COST $52,492,313) — 99.7%		56,082,653

Percentages indicated are based on net assets of $56,254,567.
ADR	American Depositary Receipt
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2011

1. Organization:

          The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987 is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of July 31, 2011, the Trust is comprised of 15 separate operational funds. The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”) of the Trust. All the Funds of the Trust are diversified funds under the Act. Each Fund is a part of the HSBC Investor Family of Funds:

Fund	Short Name

HSBC Investor Growth Fund	Growth Fund
HSBC Investor Opportunity Fund	Opportunity Fund
HSBC investor Overseas Equity Fund	Overseas Equity Fund
HSBC Investor Value Fund	Value Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Investor New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund
HSBC Investor Prime Money Market Fund	Prime Money Market Fund
HSBC Investor Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy	Conservative Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
(Individually a “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

          The Feeder Funds, World Selection Funds, Money Market Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

          The HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio and the HSBC Investor Value Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

          The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate Interest on July 31,

Feeder Fund	Respective Portfolio	2011

Growth Fund	HSBC Investor Growth Portfolio	70.2%
Opportunity Fund	HSBC Investor Opportunity Portfolio	8.9%
Overseas Equity Fund	HSBC Investor International Equity Portfolio	14.1%
Value Fund	HSBC Investor Value Portfolio	56.1%

          The Portfolios are part of the HSBC Investor Family of Funds, and like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Funds.

          Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”). The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). The World Selection Funds currently invest in each of the Portfolios. Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

          The Emerging Markets Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Emerging Markets Funds are authorized to issue three classes of shares: Class A Shares, Class I Shares, and Class S Shares. Class A Shares of the Emerging Markets Funds have a maximum sales charge of 4.75% as a percentage of the original purchase price. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

          Under the Trust and Portfolios Trust’s organizational documents, the Trust’s and Portfolios Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolios Trust enter into contracts with service providers, which also provide for indemnifications by the Funds and Portfolios. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds and the Portfolios. However, based on experience, the Trust and Portfolios Trust expect that risk of loss to be remote.

Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

          The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds and World Selection Funds

          The Feeder Funds and World Selection Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolios. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected no later than the first business day following trade date. However, financial reporting purposes changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are reflected as of trade date. In addition, the Feeder Funds and World Selection Funds accrue their own expenses daily as incurred.

B. Portfolios, Money Market and Emerging Markets Funds

          Investment transactions are accounted for no later than one business day following trade date. However, financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2011, the Funds and Portfolios did not hold any restricted and illiquid securities.

Repurchase Agreements:

          The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

          All open derivative positions at period end are reflected on the Portfolio’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Portfolio, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Contracts and Options on Foreign Currencies:

          Each Portfolio and Emerging Markets Fund may enter into forward foreign currency contracts and options on foreign currencies. The Portfolios and Emerging Markets Funds enter into forward foreign currency contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. In addition to the foreign currency risk related to the use of these contracts, the Portfolios and the Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency. Open forward foreign currency contracts and options on foreign currencies as of July 31, 2011, are presented in the Portfolios and Emerging Markets Funds’ Schedules.

The Emerging Markets Debt Fund had the following transactions in written put options during the period ended July 31, 2011:

	Number of	Premium
	Contracts	Received ($)
Options outstanding at April 7, 2011	-	-
Options purchased	(340,000)	(6,618)
Options outstanding at July 31, 2011	(340,000)	(6,618)

Futures Contracts:

          Each Portfolio and Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2011, the Portfolios and Emerging Markets Funds did not have any open futures contracts.

Swap Agreements:

          The Emerging Markets Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

          The Emerging Markets Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities.

          Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

          The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. As of July 31, 2011, the Emerging Markets Local Debt Fund entered into interest rate swap agreements to manage its exposure to interest rates and as a substitute for investing directly in securities.

3. Investment Valuation Summary

          The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

          The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Funds record their investments in their respective Portfolios at fair value and are typically categorized as a Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios and Emerging Markets Funds

          Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

          Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

          Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

          Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolios Trust’s Board of Trustees. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the International Equity Portfolio to a significant extent.

Money Market Funds

          Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

          Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          The following is a summary of the valuation inputs used as of July 31, 2011 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Growth Fund
Investment Securities:
Affiliated Porfolio(a)	$-	$76,889,081	$-	$76,889,081

Total Investment Securities	$-	$76,889,081	$-	$76,889,081

Opportunity Fund
Investment Securities:
Affiliated Porfolio(a)	$-	$13,951,935	$-	$13,951,935

Total Investment Securities	$-	$13,951,935	$-	$13,951,935

Overseas Equity Fund
Investment Securities:
Affiliated Porfolio(a)	$-	$5,810,560	$-	$5,810,560

Total Investment Securities	$-	$5,810,560	$-	$5,810,560

Value Fund
Investment Securities:
Affiliated Porfolio(a)	$-	$31,553,400	$-	$31,553,400

Total Investment Securities	$-	$31,553,400	$-	$31,553,400

New York Tax-Free Money Market Fund
Investment Securities:
Variable Rate Demand Notes	$-	$513,844,000	$-	$513,844,000
Municipal Bonds	-	26,390,838	-	26,390,838
Investment Company	18,000,000	-	-	18,000,000

Total Investment Securities	$18,000,000	$540,234,838	$-	$558,234,838

Prime Money Market Fund Fund
Investment Securities:
Certificates of Deposit(b)	$-	$1,670,007,374	$-	$1,670,007,374
Commercial Paper and Notes(b)	-	2,252,578,710	-	2,252,578,710
Corporate Obligations(b)	-	771,647,745	-	771,647,745
Variable Rate Demand Notes	-	473,755,000	-	473,755,000
U.S. Treasury Obligations	-	150,362,114	-	150,362,114
Repurchase Agreements	-	720,000,000	-	720,000,000
Time Deposits	-	537,000,000	-	537,000,000

Total Investment Securities	$-	$6,575,350,943	$-	$6,575,350,943

Tax-Free Money Market Fund
Investment Securities:
Commercial Paper and Notes	$-	$1,500,000	$-	$1,500,000
Variable Rate Demand Notes	-	110,190,000	-	110,190,000
Municipal Bonds	-	27,718,052	-	27,718,052

Total Investment Securities	$-	$137,908,052	$-	$137,908,052

U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	$-	$965,906,269	$-	$965,906,269
U.S. Treasury Obligations	-	587,432,813	-	587,432,813
Repurchase Agreements	-	3,880,000,000	-	3,880,000,000

Total Investment Securities	$-	$5,433,339,082	$-	$5,433,339,082

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	$-	$970,615,976	$-	$970,615,976

Total Investment Securities	$-	$970,615,976	$-	$970,615,976

Aggressive Strategy Fund
Investment Securities:
Affiliated Investment Company	$67,820	$-	$-	$67,820
Affiliated Porfolios(a)	-	12,247,809	-	12,247,809
Unaffiliated Investment Companies	5,630,829	-	-	5,630,829
Exchange Traded Funds	1,266,947	-	-	1,266,947

Total Investment Companies	$6,965,596	$12,247,809	$-	$19,213,405

Balanced Strategy Fund
Investment Securities:
Affiliated Investment Companies	$4,281,578	$-	$-	$4,281,578
Affiliated Porfolios(a)	-	25,853,485	-	25,853,485
Unaffiliated Investment Companies	21,810,330	-	-	21,810,330
Exchange Traded Funds	4,121,927	-	-	4,121,927

Total Investment Companies	$30,213,835	$25,853,485	$-	$56,067,320

Moderate Strategy Fund
Investment Securities:
Affiliated Investment Companies	$4,687,893	$-	$-	$4,687,893
Affiliated Porfolios(a)	-	16,400,723	-	16,400,723
Unaffiliated Investment Companies	25,578,545	-	-	25,578,545
Exchange Traded Funds	3,009,398	-	-	3,009,398

Total Investment Companies	$33,275,836	$16,400,723	$-	$49,676,559

Conservative Strategy Fund
Investment Securities:
Affiliated Investment Companies	$2,003,651	$-	$-	$2,003,651
Affiliated Porfolios(a)	-	4,543,715	-	4,543,715
Unaffiliated Investment Companies	13,805,438	-	-	13,805,438
Exchange Traded Funds	676,555	-	-	676,555

Total Investment Companies	$16,485,644	$4,543,715	$-	$21,029,359

Emerging Markets Debt Fund
Investment Securities:
Yankee Dollars(b)	$-	$33,697,473	$-	$33,697,473
Investment Company	832,281	-	-	832,281

Total Investment Securities	$832,281	$33,697,473	$-	$34,529,754

Other Financial Instruments:(d)
Written Put Options	-	(4,127)	-	(4,127)
Forward Foreign Currency Contracts	-	17,786	-	17,786

Total Investments	$832,281	$33,711,132	$-	$34,543,413

Emerging Markets Local Debt
Investment Securities:
Foreign Bonds(b)	$-	$14,184,896	$-	$14,184,896
Yankee Dollars(b)	-	1,398,787	-	1,398,787
Investment Company	10,041,753	-	-	10,041,753

Total Investment Securities	$10,041,753	$15,583,683	$-	$25,625,436

Other Financial Instruments:(d)
Forward Foreign Currency Contracts	-	79,018	-	79,018
Interest Rate Swaps	-	32,664	-	32,664

Total Investments	$10,041,753	$15,695,365	$-	$25,737,118

Growth Portfolio
Investment Securities:
Common Stocks(b)	$106,925,490	$-	$-	$106,925,490
Investment Company	2,716,384	-	-	2,716,384

Total Investment Securities	$109,641,874	$-	$-	$109,641,874

International Equity Portfolio
Investment Securities:
Common Stocks:(c)
Brazil	$933,327	$-	$-	$933,327
Canada	1,675,772	-	-	1,675,772
Ireland	402,152	-	-	402,152
Israel	592,328	453,669	-	1,045,997
Sweden	613,750	-	-	613,750
United Kingdom	581,660	7,777,114	-	8,358,774
All Other Common Stocks(b)	-	27,428,421	-	27,428,421
Investment Company	426,507	-	-	426,507

Total Investment Securities	$5,225,496	$35,659,204	$-	$40,884,700

Other Financial Instruments:(d)
Forward Foreign Currency Contracts	-	1,012	-	1,012

Total Investments	$5,225,496	$35,660,216	$-	$40,885,712

Opportunity Portfolio
Investment Securities:
Common Stocks(b)	$149,196,856	$-	$-	$149,196,856
Investment Company	3,230,341	-	-	3,230,341

Total Investment Securities	$152,427,197	$-	$-	$152,427,197

Value Portfolio
Investment Securities:
Common Stocks(b)	$52,899,551	$-	$-	$52,899,551
Investment Company	3,183,102	-	-	3,183,102

Total Investment Securities	$56,082,653	$-	$-	$56,082,653

(a)

Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

(b)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(c)	Based on the domicile of the issuer.
(d)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts and swap agreements.
These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

          The Trust and Portfolios Trust recognize significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of July 31, 2011 are related to the use of the systematic valuation model to value foreign securities in the International Equity Portfolio. For the period ended July 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

          In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and related disclosures has not yet been determined.

4. Federal Income Tax Information:

At July 31, 2011, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
New York Tax-Free Money Market Fund	$558,234,838	$—	$—	$—
Prime Money Market Fund	6,575,350,943	—	—	—
Tax-Free Money Market Fund	139,408,052	—	—	—
U.S. Government Money Market Fund	5,433,339,082	—	—	—
U.S Treasury Money Market Fund	970,615,976	—	—	—
Aggressive Strategy Fund	6,883,641	130,974	(49,019)	81,955
Balanced Strategy Fund	29,585,767	736,367	(108,299)	628,068
Moderate Strategy Fund	32,418,531	1,049,249	(191,944)	857,305
Conservative Strategy Fund	16,241,777	363,937	(120,070)	243,867
Emerging Markets Debt Fund	33,449,781	1,107,841	(27,868)	1,079,973
Emerging Markets Local Debt Fund	25,587,831	237,637	(200,032)	37,605
Growth Portfolio	84,795,424	26,384,381	(1,537,931)	24,846,450
International Equity Portfolio	40,621,531	2,622,573	(2,359,404)	263,169
Opportunity Portfolio	129,203,653	31,817,551	(8,594,007)	23,223,544
Value Portfolio	52,658,944	8,068,479	(4,644,770)	3,423,709

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Funds

By (Signature and Title)
/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2011

By (Signature and Title)
/s/ Ty Edwards, Treasurer
Ty Edwards, Treasurer

Date	September 21, 2011